UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)                 The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Target In-Retirement Fund Class A - VTRVX

Voya Target In-Retirement Fund Class I - ISOLX

Voya Target In-Retirement Fund Class R - VRRFX

Voya Target In-Retirement Fund Class R6 - VTRWX

Voya Target Retirement 2025 Fund Class A - VTRCX

Voya Target Retirement 2025 Fund Class I - IRSLX

Voya Target Retirement 2025 Fund Class R - VRRHX

Voya Target Retirement 2025 Fund Class R6 - VTRDX

Voya Target Retirement 2030 Fund Class A - VTREX

Voya Target Retirement 2030 Fund Class I - IRSMX

Voya Target Retirement 2030 Fund Class R - VRRIX

Voya Target Retirement 2030 Fund Class R6 - VTRFX

Voya Target Retirement 2035 Fund Class A - VTRGX

Voya Target Retirement 2035 Fund Class I - IRSNX

Voya Target Retirement 2035 Fund Class R - VRRJX

Voya Target Retirement 2035 Fund Class R6 - VTRHX

Voya Target Retirement 2040 Fund Class A - VTRJX

Voya Target Retirement 2040 Fund Class I - IRSOX

Voya Target Retirement 2040 Fund Class R - VRRKX

Voya Target Retirement 2040 Fund Class R6 - VTRKX

Voya Target Retirement 2045 Fund Class A - VTRMX

Voya Target Retirement 2045 Fund Class I - IRSPX

Voya Target Retirement 2045 Fund Class R - VRRLX

Voya Target Retirement 2045 Fund Class R6 - VTRNX

Voya Target Retirement 2050 Fund Class A - VTROX

Voya Target Retirement 2050 Fund Class I - IRSQX

Voya Target Retirement 2050 Fund Class R - VRRMX

Voya Target Retirement 2050 Fund Class R6 - VTRPX

Voya Target Retirement 2055 Fund Class A - VTRQX

Voya Target Retirement 2055 Fund Class I - IRSVX

Voya Target Retirement 2055 Fund Class R - VRRNX

Voya Target Retirement 2055 Fund Class R6 - VTRRX

Voya Target Retirement 2060 Fund Class A - VTRSX

Voya Target Retirement 2060 Fund Class I - VRSAX

Voya Target Retirement 2060 Fund Class R - VRROX

Voya Target Retirement 2060 Fund Class R6 - VTRUX

Voya Target Retirement 2065 Fund Class A - VTAUX

Voya Target Retirement 2065 Fund Class I - VTIUX

Voya Target Retirement 2065 Fund Class R - VTURX

Voya Target Retirement 2065 Fund Class R6 - VTUFX

Class A: VTRVX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.42%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,703	$10,292	$10,266	$10,178	$10,336
2017	$10,338	$10,967	$12,065	$10,339	$10,943
2018	$10,737	$11,389	$13,494	$10,300	$11,428
2019	$11,068	$11,741	$13,320	$10,960	$11,765
2020	$11,668	$12,378	$14,043	$11,992	$12,597
2021	$13,352	$14,164	$19,920	$11,944	$14,069
2022	$12,371	$13,123	$18,569	$10,962	$13,277
2023	$12,138	$12,876	$18,727	$10,728	$13,302
2024	$13,249	$14,055	$23,138	$10,868	$14,495

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	2.88%	2.45%	3.39%
Class A - Excluding Sales Charge	9.16%	3.66%	4.11%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.49%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,898,775
  # of Portfolio Holdings14
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$26,649

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Target Asset Allocations

Value	Value
Short Duration	9.0%
Long Govt Bonds	2.0%
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRVX

Voya Target In-Retirement Fund

92913M716-AR

Class I: ISOLX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.07%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$260,843	$262,700	$257,575	$258,775
2016	$261,381	$248,462	$265,276	$260,819
2017	$279,255	$292,017	$269,468	$276,129
2018	$290,781	$326,592	$268,471	$288,362
2019	$300,772	$322,379	$285,653	$296,869
2020	$317,955	$339,884	$312,561	$317,857
2021	$364,683	$482,125	$311,311	$355,015
2022	$339,389	$449,437	$285,721	$335,027
2023	$334,080	$453,257	$279,607	$335,664
2024	$365,667	$560,029	$283,257	$365,751

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.46%	3.99%	3.88%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,898,775
  # of Portfolio Holdings14
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$26,649

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Target Asset Allocations

Value	Value
Short Duration	9.0%
Long Govt Bonds	2.0%
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISOLX

Voya Target In-Retirement Fund

92913M856-AR

Class R: VRRFX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.67%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$9,861	$10,660	$10,283
2020	$10,807	$10,397	$11,664	$11,010
2021	$12,329	$14,747	$11,617	$12,297
2022	$11,390	$13,748	$10,662	$11,605
2023	$11,134	$13,864	$10,434	$11,627
2024	$12,137	$17,130	$10,570	$12,669

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	9.01%	3.40%	3.28%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.02%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,898,775
  # of Portfolio Holdings14
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$26,649

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Target Asset Allocations

Value	Value
Short Duration	9.0%
Long Govt Bonds	2.0%
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRFX

Voya Target In-Retirement Fund

92913M278-AR

Class R6: VTRWX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$6	0.06%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,303	$10,266	$10,178	$10,336
2017	$11,009	$12,065	$10,339	$10,943
2018	$11,458	$13,494	$10,300	$11,428
2019	$11,865	$13,320	$10,960	$11,765
2020	$12,546	$14,043	$11,992	$12,597
2021	$14,392	$19,920	$11,944	$14,069
2022	$13,395	$18,569	$10,962	$13,277
2023	$13,187	$18,727	$10,728	$13,302
2024	$14,440	$23,138	$10,868	$14,495

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	9.50%	4.01%	4.45%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.49%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date Retirement Income Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$48,898,775
  # of Portfolio Holdings14
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$26,649

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Target Asset Allocations

Value	Value
Short Duration	9.0%
Long Govt Bonds	2.0%
US Large Blend	18.5%
US Mid Cap Blend	4.0%
International	7.5%
Emerging Markets	2.0%
Core Fixed Income	40.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRWX

Voya Target In-Retirement Fund

92913M690-AR

Class A: VTRCX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.36%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,697	$10,286	$10,266	$10,178	$10,398
2017	$10,750	$11,403	$12,065	$10,339	$11,578
2018	$11,520	$12,220	$13,494	$10,300	$12,503
2019	$11,670	$12,380	$13,320	$10,960	$12,672
2020	$12,344	$13,094	$14,043	$11,992	$13,447
2021	$15,387	$16,322	$19,920	$11,944	$16,524
2022	$14,246	$15,112	$18,569	$10,962	$15,562
2023	$14,002	$14,853	$18,727	$10,728	$15,648
2024	$15,813	$16,774	$23,138	$10,868	$17,521

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	6.47%	5.01%	5.58%
Class A - Excluding Sales Charge	12.94%	6.26%	6.32%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2025 Index	11.97%	6.70%	6.85%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$81,928,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid$57,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Target Asset Allocations

Value	Value
US Large Blend	28.3%
US Mid Cap Blend	5.0%
US Small Cap	1.8%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.5%
High Yield	2.3%
International Bonds	3.0%
TIPS	6.8%
Short Duration	3.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRCX

Voya Target Retirement 2025 Fund

92913M666-AR

Class I: IRSLX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.16%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$264,454	$262,700	$257,575	$263,675
2016	$259,814	$248,462	$265,276	$261,434
2017	$288,786	$292,017	$269,468	$291,106
2018	$310,096	$326,592	$268,471	$314,366
2019	$315,044	$322,379	$285,653	$318,610
2020	$333,727	$339,884	$312,561	$338,109
2021	$416,871	$482,125	$311,311	$415,468
2022	$386,498	$449,437	$285,721	$391,288
2023	$380,676	$453,257	$279,607	$393,440
2024	$430,993	$560,029	$283,257	$440,545

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.22%	6.47%	5.60%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$81,928,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid$57,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Target Asset Allocations

Value	Value
US Large Blend	28.3%
US Mid Cap Blend	5.0%
US Small Cap	1.8%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.5%
High Yield	2.3%
International Bonds	3.0%
TIPS	6.8%
Short Duration	3.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSLX

Voya Target Retirement 2025 Fund

92913M773-AR

Class R: VRRHX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.61%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,059	$9,861	$10,660	$10,119
2020	$10,615	$10,397	$11,664	$10,738
2021	$13,191	$14,747	$11,617	$13,195
2022	$12,193	$13,748	$10,662	$12,427
2023	$11,948	$13,864	$10,434	$12,496
2024	$13,467	$17,130	$10,570	$13,992

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	12.71%	6.01%	5.09%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2025 Index	11.97%	6.70%	5.72%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$81,928,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid$57,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Target Asset Allocations

Value	Value
US Large Blend	28.3%
US Mid Cap Blend	5.0%
US Small Cap	1.8%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.5%
High Yield	2.3%
International Bonds	3.0%
TIPS	6.8%
Short Duration	3.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRHX

Voya Target Retirement 2025 Fund

92913M252-AR

Class R6: VTRDX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$7	0.07%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,297	$10,266	$10,178	$10,398
2017	$11,452	$12,065	$10,339	$11,578
2018	$12,303	$13,494	$10,300	$12,503
2019	$12,505	$13,320	$10,960	$12,672
2020	$13,267	$14,043	$11,992	$13,447
2021	$16,583	$19,920	$11,944	$16,524
2022	$15,402	$18,569	$10,962	$15,562
2023	$15,185	$18,727	$10,728	$15,648
2024	$17,192	$23,138	$10,868	$17,521

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	13.22%	6.57%	6.63%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2025 Index	11.97%	6.70%	6.85%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2025 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$81,928,100
  # of Portfolio Holdings15
  Portfolio Turnover Rate59%
  Investment Advisory Fees Paid$57,627

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Target Asset Allocations

Value	Value
US Large Blend	28.3%
US Mid Cap Blend	5.0%
US Small Cap	1.8%
International	11.8%
Emerging Markets	2.0%
Core Fixed Income	33.5%
High Yield	2.3%
International Bonds	3.0%
TIPS	6.8%
Short Duration	3.5%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRDX

Voya Target Retirement 2025 Fund

92913M658-AR

Class A: VTREX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$40	0.37%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
12/21/2015	$9,429	$10,000	$10,000	$10,000	$10,000
2016	$9,684	$10,271	$10,266	$10,178	$10,408
2017	$10,877	$11,535	$12,065	$10,339	$11,702
2018	$11,790	$12,504	$13,494	$10,300	$12,780
2019	$11,853	$12,571	$13,320	$10,960	$12,860
2020	$12,534	$13,293	$14,043	$11,992	$13,594
2021	$16,219	$17,202	$19,920	$11,944	$17,298
2022	$15,046	$15,957	$18,569	$10,962	$16,265
2023	$14,806	$15,702	$18,727	$10,728	$16,362
2024	$17,054	$18,086	$23,138	$10,868	$18,692

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	8.54%	6.29%	6.53%
Class A - Excluding Sales Charge	15.18%	7.55%	7.27%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2030 Index	14.24%	7.77%	7.67%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$119,272,070
  # of Portfolio Holdings13
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$83,011

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
International Bonds	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTREX

Voya Target Retirement 2030 Fund

92913M641-AR

Class I: IRSMX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$266,917	$262,700	$257,575	$264,525
2016	$260,477	$248,462	$265,276	$261,377
2017	$293,240	$292,017	$269,468	$293,866
2018	$318,801	$326,592	$268,471	$320,931
2019	$321,216	$322,379	$285,653	$322,953
2020	$340,593	$339,884	$312,561	$341,394
2021	$441,710	$482,125	$311,311	$434,390
2022	$410,936	$449,437	$285,721	$408,457
2023	$405,440	$453,257	$279,607	$410,907
2024	$468,150	$560,029	$283,257	$469,406

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.47%	7.82%	6.47%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$119,272,070
  # of Portfolio Holdings13
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$83,011

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
International Bonds	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSMX

Voya Target Retirement 2030 Fund

92913M781-AR

Class R: VRRIX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$67	0.62%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$9,861	$10,660	$10,048
2020	$10,509	$10,397	$11,664	$10,622
2021	$13,565	$14,747	$11,617	$13,515
2022	$12,547	$13,748	$10,662	$12,708
2023	$12,331	$13,864	$10,434	$12,785
2024	$14,169	$17,130	$10,570	$14,605

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	14.90%	7.30%	5.98%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2030 Index	14.24%	7.77%	6.46%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$119,272,070
  # of Portfolio Holdings13
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$83,011

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
International Bonds	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRIX

Voya Target Retirement 2030 Fund

92913M245-AR

Class R6: VTRFX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.08%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,281	$10,266	$10,178	$10,408
2017	$11,581	$12,065	$10,339	$11,702
2018	$12,598	$13,494	$10,300	$12,780
2019	$12,697	$13,320	$10,960	$12,860
2020	$13,470	$14,043	$11,992	$13,594
2021	$17,474	$19,920	$11,944	$17,298
2022	$16,248	$18,569	$10,962	$16,265
2023	$16,053	$18,727	$10,728	$16,362
2024	$18,546	$23,138	$10,868	$18,692

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	15.53%	7.87%	7.59%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2030 Index	14.24%	7.77%	7.67%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2030 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$119,272,070
  # of Portfolio Holdings13
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$83,011

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	15.5%
Emerging Markets	2.0%
Core Fixed Income	30.0%
International Bonds	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRFX

Voya Target Retirement 2030 Fund

92913M633-AR

Class A: VTRGX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.39%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,254	$10,266	$10,178	$10,417
2017	$10,994	$11,666	$12,065	$10,339	$11,823
2018	$12,040	$12,776	$13,494	$10,300	$13,048
2019	$12,014	$12,749	$13,320	$10,960	$13,035
2020	$12,698	$13,474	$14,043	$11,992	$13,709
2021	$16,998	$18,037	$19,920	$11,944	$18,126
2022	$15,764	$16,728	$18,569	$10,962	$17,025
2023	$15,565	$16,517	$18,727	$10,728	$17,119
2024	$18,301	$19,420	$23,138	$10,868	$19,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	10.77%	7.50%	7.42%
Class A - Excluding Sales Charge	17.58%	8.78%	8.18%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2035 Index	16.73%	8.92%	8.52%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$133,702,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$93,598

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRGX

Voya Target Retirement 2035 Fund

92913M625-AR

Class I: IRSNX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$10	0.09%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$266,687	$262,700	$257,575	$265,350
2016	$257,346	$248,462	$265,276	$261,317
2017	$293,578	$292,017	$269,468	$296,594
2018	$322,199	$326,592	$268,471	$327,322
2019	$322,655	$322,379	$285,653	$326,994
2020	$342,052	$339,884	$312,561	$343,900
2021	$459,348	$482,125	$311,311	$454,704
2022	$427,702	$449,437	$285,721	$427,104
2023	$423,720	$453,257	$279,607	$429,453
2024	$499,565	$560,029	$283,257	$501,306

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	17.90%	9.14%	7.17%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$133,702,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$93,598

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSNX

Voya Target Retirement 2035 Fund

92913M799-AR

Class R: VRRJX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.64%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$9,861	$10,660	$9,978
2020	$10,425	$10,397	$11,664	$10,494
2021	$13,917	$14,747	$11,617	$13,875
2022	$12,876	$13,748	$10,662	$13,032
2023	$12,691	$13,864	$10,434	$13,104
2024	$14,880	$17,130	$10,570	$15,296

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	17.24%	8.52%	6.85%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2035 Index	16.73%	8.92%	7.27%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$133,702,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$93,598

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRJX

Voya Target Retirement 2035 Fund

92913M237-AR

Class R6: VTRHX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.08%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,264	$10,266	$10,178	$10,417
2017	$11,713	$12,065	$10,339	$11,823
2018	$12,860	$13,494	$10,300	$13,048
2019	$12,871	$13,320	$10,960	$13,035
2020	$13,647	$14,043	$11,992	$13,709
2021	$18,324	$19,920	$11,944	$18,126
2022	$17,062	$18,569	$10,962	$17,025
2023	$16,904	$18,727	$10,728	$17,119
2024	$19,927	$23,138	$10,868	$19,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	17.89%	9.14%	8.51%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2035 Index	16.73%	8.92%	8.52%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2035 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$133,702,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid$93,598

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Mid Cap Blend	6.0%
US Small Cap	3.0%
International	18.5%
Emerging Markets	3.0%
Core Fixed Income	24.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRHX

Voya Target Retirement 2035 Fund

92913M617-AR

Class A: VTRJX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$47	0.43%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
12/21/2015	$9,428	$10,000	$10,000	$10,000	$10,000
2016	$9,669	$10,256	$10,266	$10,178	$10,423
2017	$11,087	$11,761	$12,065	$10,339	$11,911
2018	$12,204	$12,945	$13,494	$10,300	$13,242
2019	$12,101	$12,836	$13,320	$10,960	$13,170
2020	$12,812	$13,589	$14,043	$11,992	$13,800
2021	$17,689	$18,763	$19,920	$11,944	$18,727
2022	$16,431	$17,429	$18,569	$10,962	$17,590
2023	$16,297	$17,287	$18,727	$10,728	$17,700
2024	$19,519	$20,704	$23,138	$10,868	$21,040

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	12.87%	8.74%	8.24%
Class A - Excluding Sales Charge	19.77%	10.03%	9.00%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2040 Index	18.88%	9.82%	9.18%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$105,232,185
  # of Portfolio Holdings11
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$91,508

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRJX

Voya Target Retirement 2040 Fund

92913M591-AR

Class I: IRSOX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$268,267	$262,700	$257,575	$265,850
2016	$258,351	$248,462	$265,276	$261,091
2017	$296,668	$292,017	$269,468	$298,349
2018	$327,502	$326,592	$268,471	$331,704
2019	$325,573	$322,379	$285,653	$329,880
2020	$345,326	$339,884	$312,561	$345,681
2021	$477,826	$482,125	$311,311	$469,090
2022	$445,548	$449,437	$285,721	$440,616
2023	$442,858	$453,257	$279,607	$443,348
2024	$532,331	$560,029	$283,257	$527,031

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	20.20%	10.33%	7.85%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$105,232,185
  # of Portfolio Holdings11
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$91,508

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSOX

Voya Target Retirement 2040 Fund

92913M815-AR

Class R: VRRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$75	0.68%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$9,861	$10,660	$9,933
2020	$10,365	$10,397	$11,664	$10,409
2021	$14,272	$14,747	$11,617	$14,125
2022	$13,227	$13,748	$10,662	$13,268
2023	$13,085	$13,864	$10,434	$13,350
2024	$15,638	$17,130	$10,570	$15,870

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	19.51%	9.76%	7.74%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2040 Index	18.88%	9.82%	7.92%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$105,232,185
  # of Portfolio Holdings11
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$91,508

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRKX

Voya Target Retirement 2040 Fund

92913M229-AR

Class R6: VTRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,276	$10,266	$10,178	$10,423
2017	$11,809	$12,065	$10,339	$11,911
2018	$13,041	$13,494	$10,300	$13,242
2019	$12,970	$13,320	$10,960	$13,170
2020	$13,774	$14,043	$11,992	$13,800
2021	$19,079	$19,920	$11,944	$18,727
2022	$17,782	$18,569	$10,962	$17,590
2023	$17,682	$18,727	$10,728	$17,700
2024	$21,262	$23,138	$10,868	$21,040

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	20.25%	10.39%	9.34%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2040 Index	18.88%	9.82%	9.18%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2040 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$105,232,185
  # of Portfolio Holdings11
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid$91,508

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Target Asset Allocations

Value	Value
US Large Blend	46.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	21.5%
Emerging Markets	4.0%
Core Fixed Income	13.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRKX

Voya Target Retirement 2040 Fund

92913M583-AR

Class A: VTRMX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$50	0.45%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,266	$10,178	$10,428
2017	$11,090	$11,768	$12,065	$10,339	$11,984
2018	$12,251	$13,000	$13,494	$10,300	$13,372
2019	$12,082	$12,820	$13,320	$10,960	$13,257
2020	$12,760	$13,540	$14,043	$11,992	$13,853
2021	$17,950	$19,047	$19,920	$11,944	$19,094
2022	$16,702	$17,723	$18,569	$10,962	$17,941
2023	$16,593	$17,607	$18,727	$10,728	$18,070
2024	$20,117	$21,346	$23,138	$10,868	$21,731

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	14.28%	9.44%	8.63%
Class A - Excluding Sales Charge	21.24%	10.74%	9.40%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2045 Index	20.26%	10.39%	9.60%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$115,558,135
  # of Portfolio Holdings10
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$105,916

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRMX

Voya Target Retirement 2045 Fund

92913M575-AR

Class I: IRSPX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.11%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$269,012	$262,700	$257,575	$266,225
2016	$258,785	$248,462	$265,276	$260,847
2017	$297,916	$292,017	$269,468	$299,766
2018	$329,703	$326,592	$268,471	$334,479
2019	$326,331	$322,379	$285,653	$331,602
2020	$345,534	$339,884	$312,561	$346,524
2021	$487,915	$482,125	$311,311	$477,614
2022	$455,397	$449,437	$285,721	$448,766
2023	$454,120	$453,257	$279,607	$451,997
2024	$552,289	$560,029	$283,257	$543,571

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.62%	11.10%	8.25%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$115,558,135
  # of Portfolio Holdings10
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$105,916

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSPX

Voya Target Retirement 2045 Fund

92913M823-AR

Class R: VRRLX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$77	0.70%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$9,861	$10,660	$9,904
2020	$10,279	$10,397	$11,664	$10,349
2021	$14,430	$14,747	$11,617	$14,264
2022	$13,388	$13,748	$10,662	$13,403
2023	$13,261	$13,864	$10,434	$13,499
2024	$16,022	$17,130	$10,570	$16,234

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	20.83%	10.43%	8.18%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2045 Index	20.26%	10.39%	8.32%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$115,558,135
  # of Portfolio Holdings10
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$105,916

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRLX

Voya Target Retirement 2045 Fund

92913M211-AR

Class R6: VTRNX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,277	$10,266	$10,178	$10,428
2017	$11,828	$12,065	$10,339	$11,984
2018	$13,108	$13,494	$10,300	$13,372
2019	$12,969	$13,320	$10,960	$13,257
2020	$13,745	$14,043	$11,992	$13,853
2021	$19,412	$19,920	$11,944	$19,094
2022	$18,131	$18,569	$10,962	$17,941
2023	$18,066	$18,727	$10,728	$18,070
2024	$21,975	$23,138	$10,868	$21,731

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	21.64%	11.12%	9.77%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2045 Index	20.26%	10.39%	9.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2045 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$115,558,135
  # of Portfolio Holdings10
  Portfolio Turnover Rate46%
  Investment Advisory Fees Paid$105,916

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Target Asset Allocations

Value	Value
US Large Blend	50.5%
US Mid Cap Blend	7.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	6.0%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRNX

Voya Target Retirement 2045 Fund

92913M567-AR

Class A: VTROX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$51	0.46%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,266	$10,178	$10,427
2017	$11,101	$11,780	$12,065	$10,339	$12,044
2018	$12,277	$13,028	$13,494	$10,300	$13,479
2019	$12,087	$12,826	$13,320	$10,960	$13,334
2020	$12,744	$13,524	$14,043	$11,992	$13,923
2021	$17,967	$19,066	$19,920	$11,944	$19,342
2022	$16,662	$17,680	$18,569	$10,962	$18,168
2023	$16,556	$17,568	$18,727	$10,728	$18,301
2024	$20,172	$21,406	$23,138	$10,868	$22,144

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	14.84%	9.48%	8.67%
Class A - Excluding Sales Charge	21.84%	10.79%	9.43%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2050 Index	21.00%	10.68%	9.84%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$84,523,254
  # of Portfolio Holdings9
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$75,585

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTROX

Voya Target Retirement 2050 Fund

92913M559-AR

Class I: IRSQX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.14%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$268,845	$262,700	$257,575	$266,650
2016	$258,599	$248,462	$265,276	$260,757
2017	$297,559	$292,017	$269,468	$301,200
2018	$330,200	$326,592	$268,471	$337,104
2019	$325,919	$322,379	$285,653	$333,463
2020	$345,036	$339,884	$312,561	$348,202
2021	$487,369	$482,125	$311,311	$483,722
2022	$453,407	$449,437	$285,721	$454,360
2023	$452,466	$453,257	$279,607	$457,677
2024	$552,723	$560,029	$283,257	$553,788

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.16%	11.14%	8.26%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$84,523,254
  # of Portfolio Holdings9
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$75,585

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSQX

Voya Target Retirement 2050 Fund

92913M831-AR

Class R: VRRMX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$79	0.71%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$9,861	$10,660	$9,882
2020	$10,244	$10,397	$11,664	$10,319
2021	$14,404	$14,747	$11,617	$14,335
2022	$13,321	$13,748	$10,662	$13,465
2023	$13,200	$13,864	$10,434	$13,563
2024	$16,029	$17,130	$10,570	$16,411

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.43%	10.50%	8.19%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2050 Index	21.00%	10.68%	8.51%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$84,523,254
  # of Portfolio Holdings9
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$75,585

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRMX

Voya Target Retirement 2050 Fund

92913M195-AR

Class R6: VTRPX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,277	$10,266	$10,178	$10,427
2017	$11,831	$12,065	$10,339	$12,044
2018	$13,134	$13,494	$10,300	$13,479
2019	$12,957	$13,320	$10,960	$13,334
2020	$13,722	$14,043	$11,992	$13,923
2021	$19,413	$19,920	$11,944	$19,342
2022	$18,068	$18,569	$10,962	$18,168
2023	$18,023	$18,727	$10,728	$18,301
2024	$22,023	$23,138	$10,868	$22,144

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.19%	11.19%	9.80%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2050 Index	21.00%	10.68%	9.84%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2050 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$84,523,254
  # of Portfolio Holdings9
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$75,585

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Target Asset Allocations

Value	Value
US Large Blend	52.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	5.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRPX

Voya Target Retirement 2050 Fund

92913M542-AR

Class A: VTRQX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$57	0.51%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,257	$10,266	$10,178	$10,428
2017	$11,116	$11,795	$12,065	$10,339	$12,090
2018	$12,295	$13,046	$13,494	$10,300	$13,545
2019	$12,088	$12,826	$13,320	$10,960	$13,391
2020	$12,759	$13,538	$14,043	$11,992	$13,961
2021	$18,045	$19,147	$19,920	$11,944	$19,474
2022	$16,710	$17,731	$18,569	$10,962	$18,290
2023	$16,614	$17,629	$18,727	$10,728	$18,427
2024	$20,247	$21,484	$23,138	$10,868	$22,307

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	14.90%	9.57%	8.71%
Class A - Excluding Sales Charge	21.87%	10.87%	9.48%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2055 Index	21.05%	10.75%	9.93%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,169,492
  # of Portfolio Holdings9
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$65,981

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRQX

Voya Target Retirement 2055 Fund

92913M534-AR

Class I: IRSVX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.16%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$269,123	$262,700	$257,575	$266,750
2016	$258,862	$248,462	$265,276	$260,401
2017	$298,516	$292,017	$269,468	$301,883
2018	$330,987	$326,592	$268,471	$338,230
2019	$326,415	$322,379	$285,653	$334,374
2020	$345,873	$339,884	$312,561	$348,619
2021	$490,772	$482,125	$311,311	$486,288
2022	$456,251	$449,437	$285,721	$456,722
2023	$454,824	$453,257	$279,607	$460,147
2024	$556,630	$560,029	$283,257	$557,016

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.39%	11.27%	8.33%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,169,492
  # of Portfolio Holdings9
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$65,981

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSVX

Voya Target Retirement 2055 Fund

92913M849-AR

Class R: VRRNX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$84	0.76%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$9,861	$10,660	$9,877
2020	$10,235	$10,397	$11,664	$10,297
2021	$14,425	$14,747	$11,617	$14,364
2022	$13,328	$13,748	$10,662	$13,491
2023	$13,218	$13,864	$10,434	$13,592
2024	$16,071	$17,130	$10,570	$16,453

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.59%	10.59%	8.23%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2055 Index	21.05%	10.75%	8.56%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,169,492
  # of Portfolio Holdings9
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$65,981

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRNX

Voya Target Retirement 2055 Fund

92913M187-AR

Class R6: VTRRX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,267	$10,266	$10,178	$10,428
2017	$11,846	$12,065	$10,339	$12,090
2018	$13,151	$13,494	$10,300	$13,545
2019	$12,973	$13,320	$10,960	$13,391
2020	$13,736	$14,043	$11,992	$13,961
2021	$19,507	$19,920	$11,944	$19,474
2022	$18,143	$18,569	$10,962	$18,290
2023	$18,098	$18,727	$10,728	$18,427
2024	$22,141	$23,138	$10,868	$22,307

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.34%	11.28%	9.87%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2055 Index	21.05%	10.75%	9.93%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2055 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$76,169,492
  # of Portfolio Holdings9
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid$65,981

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRRX

Voya Target Retirement 2055 Fund

92913M526-AR

Class A: VTRSX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$55	0.50%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$9,425	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,252	$10,266	$10,178	$10,398
2017	$11,115	$11,793	$12,065	$10,339	$12,086
2018	$12,298	$13,048	$13,494	$10,300	$13,562
2019	$12,081	$12,818	$13,320	$10,960	$13,416
2020	$12,759	$13,537	$14,043	$11,992	$14,018
2021	$18,103	$19,207	$19,920	$11,944	$19,544
2022	$16,788	$17,812	$18,569	$10,962	$18,344
2023	$16,688	$17,706	$18,727	$10,728	$18,489
2024	$20,340	$21,580	$23,138	$10,868	$22,383

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	14.83%	9.68%	8.77%
Class A - Excluding Sales Charge	21.88%	10.98%	9.54%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2060 Index	21.09%	10.78%	10.01%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$45,114,498
  # of Portfolio Holdings9
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$30,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRSX

Voya Target Retirement 2060 Fund

92913M518-AR

Class I: VRSAX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.10%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$250,000	$250,000	$250,000	$250,000
2016	$256,568	$256,638	$254,444	$259,938
2017	$295,942	$301,627	$258,465	$302,126
2018	$327,895	$337,339	$257,508	$339,045
2019	$323,340	$332,988	$273,989	$335,384
2020	$342,404	$351,069	$299,799	$350,442
2021	$487,906	$497,991	$298,599	$488,587
2022	$454,100	$464,228	$274,055	$458,588
2023	$453,131	$468,174	$268,190	$462,210
2024	$554,250	$578,458	$271,691	$559,695

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class I	22.32%	11.38%	9.89%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2060 Index	21.09%	10.78%	10.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$45,114,498
  # of Portfolio Holdings9
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$30,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VRSAX

Voya Target Retirement 2060 Fund

92913M724-AR

Class R: VRROX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$83	0.75%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$9,861	$10,660	$9,882
2020	$10,246	$10,397	$11,664	$10,326
2021	$14,492	$14,747	$11,617	$14,397
2022	$13,406	$13,748	$10,662	$13,513
2023	$13,290	$13,864	$10,434	$13,619
2024	$16,168	$17,130	$10,570	$16,492

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.65%	10.70%	8.34%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2060 Index	21.09%	10.78%	8.60%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$45,114,498
  # of Portfolio Holdings9
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$30,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRROX

Voya Target Retirement 2060 Fund

92913M179-AR

Class R6: VTRUX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,263	$10,266	$10,178	$10,398
2017	$11,844	$12,065	$10,339	$12,086
2018	$13,136	$13,494	$10,300	$13,562
2019	$12,957	$13,320	$10,960	$13,416
2020	$13,721	$14,043	$11,992	$14,018
2021	$19,546	$19,920	$11,944	$19,544
2022	$18,193	$18,569	$10,962	$18,344
2023	$18,158	$18,727	$10,728	$18,489
2024	$22,232	$23,138	$10,868	$22,383

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.43%	11.40%	9.92%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2060 Index	21.09%	10.78%	10.01%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2060 Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$45,114,498
  # of Portfolio Holdings9
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid$30,354

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	23.5%
Emerging Markets	5.0%
Core Fixed Income	4.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRUX

Voya Target Retirement 2060 Fund

92913M492-AR

Class A: VTAUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.37%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$12,673	$9,776	$12,922
2022	$11,434	$12,132	$11,814	$8,972	$12,147
2023	$11,384	$12,078	$11,914	$8,780	$12,238
2024	$13,930	$14,780	$15,067	$8,895	$14,866

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (7/29/2020)
Class A - Including Sales ChargeFootnote Reference*	15.36%	9.02%
Class A - Excluding Sales Charge	22.37%	10.71%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$14,686,747
  # of Portfolio Holdings9
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$11,429

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTAUX

Voya Target Retirement 2065 Fund

92913M161-AR

Class I: VTIUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$316,821	$244,395	$323,057
2022	$304,721	$295,341	$224,306	$303,673
2023	$304,122	$297,851	$219,506	$305,951
2024	$372,750	$376,687	$222,371	$371,675

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (7/29/2020)
Class I	22.57%	10.97%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$14,686,747
  # of Portfolio Holdings9
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$11,429

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTIUX

Voya Target Retirement 2065 Fund

92913M153-AR

Class R: VTURX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$69	0.62%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$12,673	$9,776	$12,922
2022	$12,075	$11,814	$8,972	$12,147
2023	$11,995	$11,914	$8,780	$12,238
2024	$14,632	$15,067	$8,895	$14,866

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (7/29/2020)
Class R	21.98%	10.42%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$14,686,747
  # of Portfolio Holdings9
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$11,429

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTURX

Voya Target Retirement 2065 Fund

92913M146-AR

Class R6: VTUFX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,092	$12,673	$9,776	$12,922
2022	$12,190	$11,814	$8,972	$12,147
2023	$12,170	$11,914	$8,780	$12,238
2024	$14,920	$15,067	$8,895	$14,866

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (7/29/2020)
Class R6	22.60%	10.99%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

Effective with this report, the Adviser changed the primary benchmark from the S&P Target Date 2065+ Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$14,686,747
  # of Portfolio Holdings9
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid$11,429

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Target Asset Allocations

Value	Value
US Large Blend	53.5%
US Mid Cap Blend	8.0%
US Small Cap	4.0%
International	24.5%
Emerging Markets	5.0%
Core Fixed Income	3.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTUFX

Voya Target Retirement 2065 Fund

92913M138-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended May 31, 2024 and May 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $201,600 for the year ended May 31, 2024 and $201,600 for the year ended May 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2024 and $0 for the year ended May 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $60,510 for the year ended May 31, 2024 and $68,750 for the year ended May 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2024 and $0 for the year ended May 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Separate Portfolios Trust	$60,510	$68,750
Voya Investments, LLC (1)	$19,440,327	$14,318,082

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2024

Classes A, I, R and R6
■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2025 Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Voya Target In-Retirement Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024
Voya Target Retirement 2065 Fund	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the three years in the period ended May 31, 2024 and the period from July 29, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 29, 2024

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$15,391,475	$23,814,143	$30,723,986	$33,223,434
Investments in unaffiliated underlying funds at fair value**	33,479,060	58,069,391	88,366,465	100,259,330
Cash	31,780	47,707	180,279	231,076
Receivables:
Investments in unaffiliated underlying funds sold	–	611,675	–	–
Fund shares sold	19,771	68,176	121,729	169,531
Interest	105	202	224	311
Reimbursement due from Investment Adviser	10,041	15,633	27,171	17,002
Other assets	548	646	697	707
Total assets	48,932,780	82,627,573	119,420,551	133,901,391

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	15,314	247,786	68,716	83,471
Payable for investments in unaffiliated underlying funds purchased	4,448	431,523	52,926	85,170
Payable for fund shares redeemed	–	63	61	879
Payable for unified fees	7,379	12,387	18,120	20,116
Payable for distribution and shareholder service fees	1,222	3,386	4,807	5,096
Payable to trustees under the deferred compensation plan (Note 6)	548	646	697	707
Other accrued expenses and liabilities	5,094	3,682	3,154	3,821
Total liabilities	34,005	699,473	148,481	199,260
NET ASSETS	$48,898,775	$81,928,100	$119,272,070	$133,702,131

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$52,343,860	$82,262,603	$116,894,374	$127,449,009
Total distributable earnings (loss)	(3,445,085)	(334,503)	2,377,696	6,253,122
NET ASSETS	$48,898,775	$81,928,100	$119,272,070	$133,702,131

* Cost of investments in affiliated underlying funds	$15,345,763	$23,780,965	$30,475,793	$32,768,602
** Cost of investments in unaffiliated underlying funds	$31,538,440	$52,679,983	$77,548,577	$86,873,745

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
Class A
Net assets	$3,477,842	$7,382,399	$11,146,472	$12,818,400
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	337,396	615,028	876,138	988,173
Net asset value and redemption price per share†	$10.31	$12.00	$12.72	$12.97
Maximum offering price per share (5.75%)(1)	$10.94	$12.73	$13.50	$13.76
Class I
Net assets	$3,714,117	$5,435,302	$12,254,766	$14,246,671
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	359,785	449,753	956,894	1,087,878
Net asset value and redemption price per share	$10.32	$12.09	$12.81	$13.10
Class R
Net assets	$1,189,087	$4,302,035	$5,839,726	$5,671,367
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	116,615	361,308	464,957	441,368
Net asset value and redemption price per share	$10.20	$11.91	$12.56	$12.85
Class R6
Net assets	$40,517,729	$64,808,364	$90,031,106	$100,965,693
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,925,606	5,368,315	7,035,922	7,730,440
Net asset value and redemption price per share	$10.32	$12.07	$12.80	$13.06

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$23,344,847	$19,955,808	$13,587,809	$11,721,503
Investments in unaffiliated underlying funds at fair value**	81,846,631	95,560,493	70,904,311	64,369,782
Cash	59,884	65,128	47,773	93,375
Receivables:
Fund shares sold	125,895	122,135	88,366	113,039
Interest	275	302	183	131
Reimbursement due from Investment Adviser	11,225	6,717	4,935	4,750
Other assets	529	566	405	337
Total assets	105,389,286	115,711,149	84,633,782	76,302,917

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	53,412	46,997	19,286	38,096
Payable for investments in unaffiliated underlying funds purchased	72,277	75,081	35,051	72,343
Payable for fund shares redeemed	196	52	34,023	2,592
Payable for unified fees	15,894	17,327	12,730	11,433
Payable for distribution and shareholder service fees	4,268	3,126	3,280	2,610
Payable to trustees under the deferred compensation plan (Note 6)	529	566	405	337
Other accrued expenses and liabilities	10,525	9,865	5,753	6,014
Total liabilities	157,101	153,014	110,528	133,425
NET ASSETS	$105,232,185	$115,558,135	$84,523,254	$76,169,492

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,582,966	$105,484,312	$77,373,081	$68,473,081
Total distributable earnings	6,649,219	10,073,823	7,150,173	7,696,411
NET ASSETS	$105,232,185	$115,558,135	$84,523,254	$76,169,492

* Cost of investments in affiliated underlying funds	$22,876,392	$19,433,610	$13,203,902	$11,348,566
** Cost of investments in unaffiliated underlying funds	$69,128,387	$80,513,183	$59,023,520	$54,091,170

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
Class A
Net assets	$7,953,310	$7,691,602	$5,509,656	$6,368,384
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	565,265	545,201	388,115	458,915
Net asset value and redemption price per share†	$14.07	$14.11	$14.20	$13.88
Maximum offering price per share (5.75%)(1)	$14.93	$14.97	$15.07	$14.73
Class I
Net assets	$11,447,667	$11,464,692	$9,378,395	$10,021,641
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	808,374	806,868	656,773	716,511
Net asset value and redemption price per share	$14.16	$14.21	$14.28	$13.99
Class R
Net assets	$6,160,937	$3,600,934	$5,062,820	$3,065,010
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	443,606	258,091	361,045	224,574
Net asset value and redemption price per share	$13.89	$13.95	$14.02	$13.65
Class R6
Net assets	$79,670,271	$92,800,907	$64,572,383	$56,714,457
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,626,275	6,529,795	4,522,283	4,055,577
Net asset value and redemption price per share	$14.16	$14.21	$14.28	$13.98

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$7,235,922	$2,233,435
Investments in unaffiliated underlying funds at fair value**	37,848,204	12,431,355
Cash	42,526	23,758
Receivables:
Fund shares sold	122,899	45,124
Interest	57	34
Reimbursement due from Investment Adviser	1,981	974
Other assets	199	44
Total assets	45,251,788	14,734,724

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	38,230	15,075
Payable for investments in unaffiliated underlying funds purchased	72,593	28,624
Payable for fund shares redeemed	12,070	1,423
Payable for unified fees	6,763	2,204
Payable for distribution and shareholder service fees	1,884	434
Payable to trustees under the deferred compensation plan (Note 6)	199	44
Other accrued expenses and liabilities	5,551	173
Total liabilities	137,290	47,977
NET ASSETS	$45,114,498	$14,686,747

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$40,948,131	$13,106,063
Total distributable earnings	4,166,367	1,580,684
NET ASSETS	$45,114,498	$14,686,747

* Cost of investments in affiliated underlying funds	$7,019,767	$2,141,073
** Cost of investments in unaffiliated underlying funds	$31,814,679	$10,526,572

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
Class A
Net assets	$4,520,546	$1,813,344
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	350,168	157,696
Net asset value and redemption price per share†	$12.91	$11.50
Maximum offering price per share (5.75%)(1)	$13.70	$12.20
Class I
Net assets	$2,158,105	$336,433
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	166,382	29,196
Net asset value and redemption price per share	$12.97	$11.52
Class R
Net assets	$2,219,483	$128,735
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	173,826	11,270
Net asset value and redemption price per share	$12.77	$11.42
Class R6
Net assets	$36,216,364	$12,408,235
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,788,496	1,076,830
Net asset value and redemption price per share	$12.99	$11.52

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED May 31, 2024

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$703,052	$1,018,659	$1,165,555	$1,143,663
Dividends from unaffiliated underlying funds	1,119,024	1,641,137	2,117,296	2,184,253
Interest	5,190	7,660	10,516	10,871
Other	368	586	762	795
Total investment income	1,827,634	2,668,042	3,294,129	3,339,582
EXPENSES:
Unified fees	96,648	156,671	207,528	223,717
Distribution and shareholder service fees:
Class A	16,172	29,495	40,958	37,632
Class R	2,724	11,857	13,842	15,386
Transfer agent fees:
Class A	8,086	4,365	8,496	9,032
Class I	3,024	5,415	5,765	1,211
Class R	681	877	1,465	1,846
Trustee fees and expenses	1,336	2,164	2,904	3,135
Interest expense	1,360	1,259	4,123	4,452
Total expenses	130,031	212,103	285,081	296,411
Waived and reimbursed fees	(69,999)	(99,044)	(124,517)	(130,119)
Net expenses	60,032	113,059	160,564	166,292
Net investment income	1,767,602	2,554,983	3,133,565	3,173,290
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	353	721	1,519	1,524
Sale of affiliated underlying funds	(244,563)	1,767	412,697	569,507
Sale of unaffiliated underlying funds	908,513	2,073,565	1,597,677	1,868,199
Capital gain distributions from affiliated underlying funds	2,157	3,853	9,547	15,722
Net realized gain	666,460	2,079,906	2,021,440	2,454,952
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	153,720	185,318	349,938	532,602
Unaffiliated underlying funds	2,192,295	5,864,783	10,834,655	14,019,322
Net change in unrealized appreciation (depreciation)	2,346,015	6,050,101	11,184,593	14,551,924
Net realized and unrealized gain	3,012,475	8,130,007	13,206,033	17,006,876
Increase in net assets resulting from operations	$4,780,077	$10,684,990	$16,339,598	$20,180,166

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED May 31, 2024

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$708,305	$559,624	$394,115	$345,859
Dividends from unaffiliated underlying funds	1,658,413	1,925,581	1,251,152	1,084,519
Interest	7,619	8,276	5,847	5,145
Other	616	660	472	403
Total investment income	2,374,953	2,494,141	1,651,586	1,435,926
EXPENSES:
Unified fees	172,554	188,393	135,270	118,605
Distribution and shareholder service fees:
Class A	31,688	26,072	20,378	19,109
Class R	15,774	8,732	13,691	7,652
Transfer agent fees:
Class A	9,886	9,412	7,680	13,759
Class I	3,868	4,856	6,172	5,122
Class R	2,461	1,611	2,591	2,755
Trustee fees and expenses	2,419	2,642	1,898	1,669
Interest expense	3,702	3,812	2,812	2,664
Total expenses	242,352	245,530	190,492	171,335
Waived and reimbursed fees	(81,046)	(82,477)	(59,685)	(52,624)
Net expenses	161,306	163,053	130,807	118,711
Net investment income	2,213,647	2,331,088	1,520,779	1,317,215
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,240	1,290	922	767
Sale of affiliated underlying funds	462,093	530,368	418,380	385,050
Sale of unaffiliated underlying funds	1,080,235	1,669,091	728,992	1,381,008
Capital gain distributions from affiliated underlying funds	11,860	13,307	9,397	11,165
Net realized gain	1,555,428	2,214,056	1,157,691	1,777,990
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	514,199	578,081	426,144	414,305
Unaffiliated underlying funds	13,028,590	15,201,488	11,723,280	9,798,284
Net change in unrealized appreciation (depreciation)	13,542,789	15,779,569	12,149,424	10,212,589
Net realized and unrealized gain	15,098,217	17,993,625	13,307,115	11,990,579
Increase in net assets resulting from operations	$17,311,864	$20,324,713	$14,827,894	$13,307,794

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED May 31, 2024

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$206,577	$59,767
Dividends from unaffiliated underlying funds	598,579	183,426
Interest	2,789	566
Other	230	71
Total investment income	808,175	243,830
EXPENSES:
Unified fees	66,826	21,131
Distribution and shareholder service fees:
Class A	14,278	3,952
Class R	5,408	376
Transfer agent fees:
Class A	11,993	316
Class I	934	35
Class R	2,271	15
Trustee fees and expenses	942	290
Interest expense	1,680	—
Total expenses	104,332	26,115
Waived and reimbursed fees	(36,472)	(9,703)
Net expenses	67,860	16,412
Net investment income	740,315	227,418
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	444	137
Sale of affiliated underlying funds	278,467	74,547
Sale of unaffiliated underlying funds	666,842	49,597
Capital gain distributions from affiliated underlying funds	6,203	1,878
Net realized gain	951,956	126,159
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	224,843	93,342
Unaffiliated underlying funds	5,574,771	1,927,887
Net change in unrealized appreciation (depreciation)	5,799,614	2,021,229
Net realized and unrealized gain	6,751,570	2,147,388
Increase in net assets resulting from operations	$7,491,885	$2,374,806

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$1,767,602	$1,208,616	$2,554,983	$1,649,191
Net realized gain (loss)	666,460	(5,624,163)	2,079,906	(7,009,824)
Net change in unrealized appreciation (depreciation)	2,346,015	3,818,459	6,050,101	4,856,550
Increase (decrease) in net assets resulting from operations	4,780,077	(597,088)	10,684,990	(504,083)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(81,300)	(247,109)	(188,631)	(507,947)
Class I	(187,219)	(53,209)	(181,399)	(16,660)
Class R	(29,920)	(638)	(107,871)	(16,916)
Class R6	(1,363,411)	(1,274,785)	(1,915,107)	(2,518,638)
Total distributions	(1,661,850)	(1,575,741)	(2,393,008)	(3,060,161)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,874,244	17,384,540	30,454,688	29,550,067
Reinvestment of distributions	1,661,850	1,575,741	2,393,008	3,060,161
	19,536,094	18,960,281	32,847,696	32,610,228
Cost of shares redeemed	(24,025,595)	(10,988,902)	(38,950,134)	(14,347,867)
Net increase (decrease) in net assets resulting from capital share transactions	(4,489,501)	7,971,379	(6,102,438)	18,262,361
Net increase (decrease) in net assets	(1,371,274)	5,798,550	2,189,544	14,698,117

NET ASSETS:
Beginning of year or period	50,270,049	44,471,499	79,738,556	65,040,439
End of year or period	$48,898,775	$50,270,049	$81,928,100	$79,738,556

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$3,133,565	$1,984,307	$3,173,290	$1,813,980
Net realized gain (loss)	2,021,440	(9,444,857)	2,454,952	(8,386,570)
Net change in unrealized appreciation (depreciation)	11,184,593	7,218,675	14,551,924	6,233,800
Increase (decrease) in net assets resulting from operations	16,339,598	(241,875)	20,180,166	(338,790)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(240,507)	(612,806)	(215,980)	(610,106)
Class I	(289,362)	(48,980)	(293,559)	(58,635)
Class R	(126,864)	(9,321)	(95,995)	(49,893)
Class R6	(2,260,165)	(3,788,217)	(2,312,698)	(4,114,183)
Total distributions	(2,916,898)	(4,459,324)	(2,918,232)	(4,832,817)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,778,971	41,839,386	52,169,859	39,438,946
Reinvestment of distributions	2,916,898	4,459,324	2,918,232	4,832,817
	42,695,869	46,298,710	55,088,091	44,271,763
Cost of shares redeemed	(37,662,319)	(20,282,412)	(37,273,693)	(19,862,511)
Net increase in net assets resulting from capital share transactions	5,033,550	26,016,298	17,814,398	24,409,252
Net increase in net assets	18,456,250	21,315,099	35,076,332	19,237,645

NET ASSETS:
Beginning of year or period	100,815,820	79,500,721	98,625,799	79,388,154
End of year or period	$119,272,070	$100,815,820	$133,702,131	$98,625,799

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$2,213,647	$1,321,062	$2,331,088	$1,329,968
Net realized gain (loss)	1,555,428	(6,422,721)	2,214,056	(6,250,185)
Net change in unrealized appreciation (depreciation)	13,542,789	5,216,341	15,779,569	5,129,189
Increase in net assets resulting from operations	17,311,864	114,682	20,324,713	208,972

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(131,043)	(640,720)	(116,031)	(413,561)
Class I	(222,666)	(19,404)	(228,547)	(15,340)
Class R	(108,804)	(32,750)	(60,010)	(9,309)
Class R6	(1,603,592)	(3,055,402)	(1,799,341)	(3,381,087)
Total distributions	(2,066,105)	(3,748,276)	(2,203,929)	(3,819,297)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,711,845	30,971,218	44,136,157	34,343,393
Reinvestment of distributions	2,066,105	3,748,276	2,203,929	3,819,297
	41,777,950	34,719,494	46,340,086	38,162,690
Cost of shares redeemed	(30,612,355)	(15,173,823)	(29,895,963)	(17,876,818)
Net increase in net assets resulting from capital share transactions	11,165,595	19,545,671	16,444,123	20,285,872
Net increase in net assets	26,411,354	15,912,077	34,564,907	16,675,547

NET ASSETS:
Beginning of year or period	78,820,831	62,908,754	80,993,228	64,317,681
End of year or period	$105,232,185	$78,820,831	$115,558,135	$80,993,228

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$1,520,779	$916,136	$1,317,215	$742,798
Net realized gain (loss)	1,157,691	(4,970,546)	1,777,990	(3,843,581)
Net change in unrealized appreciation (depreciation)	12,149,424	4,358,596	10,212,589	3,500,357
Increase in net assets resulting from operations	14,827,894	304,186	13,307,794	399,574

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(67,797)	(418,231)	(86,016)	(251,556)
Class I	(157,913)	(23,953)	(182,933)	(19,176)
Class R	(79,994)	(37,328)	(40,164)	(17,300)
Class R6	(1,149,815)	(2,438,477)	(968,167)	(1,846,727)
Total distributions	(1,455,519)	(2,917,989)	(1,277,280)	(2,134,759)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,190,031	25,124,030	32,430,715	23,333,617
Reinvestment of distributions	1,455,519	2,917,989	1,273,366	2,134,759
	32,645,550	28,042,019	33,704,081	25,468,376
Cost of shares redeemed	(20,302,323)	(13,492,660)	(17,338,920)	(11,400,820)
Net increase in net assets resulting from capital share transactions	12,343,227	14,549,359	16,365,161	14,067,556
Net increase in net assets	25,715,602	11,935,556	28,395,675	12,332,371

NET ASSETS:
Beginning of year or period	58,807,652	46,872,096	47,773,817	35,441,446
End of year or period	$84,523,254	$58,807,652	$76,169,492	$47,773,817

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$740,315	$423,048	$227,418	$127,077
Net realized gain (loss)	951,956	(2,482,443)	126,159	(490,987)
Net change in unrealized appreciation (depreciation)	5,799,614	2,289,764	2,021,229	429,763
Increase in net assets resulting from operations	7,491,885	230,369	2,374,806	65,853

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(65,559)	(297,329)	(25,614)	(58,125)
Class I	(31,533)	(3,569)	(2,832)	(3,410)
Class R	(30,834)	(10,999)	(948)	(1,519)
Class R6	(577,965)	(1,262,281)	(189,022)	(296,895)
Total distributions	(705,891)	(1,574,178)	(218,416)	(359,949)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,075,502	14,906,758	5,257,900	3,569,683
Reinvestment of distributions	705,868	1,574,178	218,389	359,949
	19,781,370	16,480,936	5,476,289	3,929,632
Cost of shares redeemed	(10,164,564)	(7,446,887)	(1,887,674)	(1,127,399)
Net increase in net assets resulting from capital share transactions	9,616,806	9,034,049	3,588,615	2,802,233
Net increase in net assets	16,402,800	7,690,240	5,745,005	2,508,137

NET ASSETS:
Beginning of year or period	28,711,698	21,021,458	8,941,742	6,433,605
End of year or period	$45,114,498	$28,711,698	$14,686,747	$8,941,742

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target In-Retirement Fund Class A
05-31-24	9.67	0.29	•	0.59	0.88	0.24	—	—	0.24	—	10.31	9.16	0.56	0.42	0.42	2.95	3,478	67
05-31-23	10.16	0.22	•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
Class I
05-31-24	9.72	0.34	•	0.57	0.91	0.31	—	—	0.31	—	10.32	9.46	0.25	0.07	0.07	3.41	3,714	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
Class R
05-31-24	9.64	0.29	•	0.57	0.86	0.30	—	—	0.30	—	10.20	9.01	0.81	0.67	0.67	2.84	1,189	67
05-31-23	10.12	0.20	•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
Class R6
05-31-24	9.72	0.34	•	0.58	0.92	0.32	—	—	0.32	—	10.32	9.50	0.19	0.06	0.06	3.36	40,518	67
05-31-23	10.22	0.26	•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
Voya Target Retirement 2025 Fund Class A
05-31-24	10.87	0.30	•	1.10	1.40	0.27	—	—	0.27	—	12.00	12.94	0.47	0.36	0.36	2.65	7,382	59
05-31-23	11.54	0.23	•	(0.45)	(0.22)	0.19	0.26	—	0.45	—	10.87	(1.72)	0.48	0.44	0.44	2.16	16,224	116
05-31-22	14.20	0.23	•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
Class I
05-31-24	10.96	0.33	•	1.11	1.44	0.31	—	—	0.31	—	12.09	13.22	0.28	0.16	0.16	2.92	5,435	59
05-31-23	11.64	0.27	•	(0.47)	(0.20)	0.22	0.26	—	0.48	—	10.96	(1.51)	0.31	0.23	0.23	2.45	482	116
05-31-22	14.28	0.19	•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
Class R
05-31-24	10.84	0.34	•	1.03	1.37	0.30	—	—	0.30	—	11.91	12.71	0.72	0.61	0.61	2.92	4,302	59
05-31-23	11.51	0.21	•	(0.46)	(0.25)	0.16	0.26	—	0.42	—	10.84	(2.01)	0.73	0.69	0.69	1.95	456	116
05-31-22	14.14	0.19	•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
Class R6
05-31-24	10.95	0.34	•	1.10	1.44	0.32	—	—	0.32	—	12.07	13.22	0.18	0.07	0.07	3.01	64,808	59
05-31-23	11.62	0.27	•	(0.46)	(0.19)	0.22	0.26	—	0.48	—	10.95	(1.41)	0.18	0.15	0.15	2.44	62,576	116
05-31-22	14.28	0.26	•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2030 Fund Class A
05-31-24	11.28	0.28	•	1.42	1.70	0.26	—	—	0.26	—	12.72	15.18	0.49	0.37	0.37	2.34	11,146	52
05-31-23	12.05	0.22	•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
Class I
05-31-24	11.37	0.32	•	1.42	1.74	0.30	—	—	0.30	—	12.81	15.47	0.24	0.12	0.12	2.67	12,255	52
05-31-23	12.14	0.25	•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
Class R
05-31-24	11.20	0.34	•	1.32	1.66	0.30	—	—	0.30	—	12.56	14.90	0.74	0.62	0.62	2.81	5,840	52
05-31-23	11.97	0.20	•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
Class R6
05-31-24	11.36	0.33	•	1.42	1.75	0.31	—	—	0.31	—	12.80	15.53	0.18	0.08	0.08	2.76	90,031	52
05-31-23	12.12	0.27	•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
Voya Target Retirement 2035 Fund Class A
05-31-24	11.24	0.25	•	1.71	1.96	0.23	—	—	0.23	—	12.97	17.58	0.49	0.39	0.39	2.12	12,818	52
05-31-23	12.04	0.20	•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
Class I
05-31-24	11.36	0.30	•	1.72	2.02	0.28	—	—	0.28	—	13.10	17.90	0.19	0.09	0.09	2.49	14,247	52
05-31-23	12.16	0.25	•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
Class R
05-31-24	11.19	0.30	•	1.62	1.92	0.26	—	—	0.26	—	12.85	17.24	0.74	0.64	0.64	2.42	5,671	52
05-31-23	11.99	0.17	•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
Class R6
05-31-24	11.33	0.32	•	1.69	2.01	0.28	—	—	0.28	—	13.06	17.89	0.18	0.08	0.08	2.60	100,966	52
05-31-23	12.13	0.24	•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2040 Fund Class A
05-31-24	11.94	0.23	•	2.12	2.35	0.22	—	—	0.22	—	14.07	19.77	0.51	0.43	0.43	1.81	7,953	48
05-31-23	12.73	0.19	•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
Class I
05-31-24	12.03	0.29	•	2.12	2.41	0.28	—	—	0.28	—	14.16	20.20	0.22	0.14	0.14	2.23	11,448	48
05-31-23	12.83	0.20	•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
Class R
05-31-24	11.86	0.32	•	1.98	2.30	0.27	—	—	0.27	—	13.89	19.51	0.76	0.68	0.68	2.42	6,161	48
05-31-23	12.68	0.17	•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
Class R6
05-31-24	12.03	0.31	•	2.11	2.42	0.29	—	—	0.29	—	14.16	20.25	0.18	0.10	0.10	2.37	79,670	48
05-31-23	12.83	0.24	•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
Voya Target Retirement 2045 Fund Class A
05-31-24	11.82	0.22	•	2.28	2.50	0.21	—	—	0.21	—	14.11	21.24	0.52	0.45	0.45	1.75	7,692	46
05-31-23	12.58	0.17	•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
Class I
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.62	0.23	0.11	0.11	2.20	11,465	46
05-31-23	12.68	0.17	•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
Class R
05-31-24	11.77	0.32	•	2.11	2.43	0.25	—	—	0.25	—	13.95	20.83	0.77	0.70	0.70	2.40	3,601	46
05-31-23	12.57	0.15	•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
Class R6
05-31-24	11.92	0.29	•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.64	0.18	0.11	0.11	2.26	92,801	46
05-31-23	12.69	0.23	•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2050 Fund Class A
05-31-24	11.81	0.18	•	2.39	2.57	0.18	—	—	0.18	—	14.20	21.84	0.53	0.46	0.46	1.41	5,510	40
05-31-23	12.62	0.16	•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
Class I
05-31-24	11.91	0.26	•	2.36	2.62	0.25	—	—	0.25	—	14.28	22.16	0.26	0.14	0.14	1.95	9,378	40
05-31-23	12.71	0.15	•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
Class R
05-31-24	11.75	0.29	•	2.21	2.50	0.23	—	—	0.23	—	14.02	21.43	0.78	0.71	0.71	2.21	5,063	40
05-31-23	12.59	0.14	•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
Class R6
05-31-24	11.91	0.27	•	2.35	2.62	0.25	—	—	0.25	—	14.28	22.19	0.18	0.11	0.11	2.08	64,572	40
05-31-23	12.72	0.22	•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
Voya Target Retirement 2055 Fund Class A
05-31-24	11.55	0.19	•	2.32	2.51	0.18	—	—	0.18	—	13.88	21.87	0.61	0.51	0.51	1.48	6,368	44
05-31-23	12.28	0.15	•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
Class I
05-31-24	11.64	0.26	•	2.33	2.59	0.24	—	—	0.24	—	13.99	22.39	0.24	0.16	0.16	2.01	10,022	44
05-31-23	12.38	0.17	•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
Class R
05-31-24	11.42	0.25	•	2.20	2.45	0.22	—	—	0.22	—	13.65	21.59	0.86	0.76	0.76	1.94	3,065	44
05-31-23	12.18	0.13	•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
Class R6
05-31-24	11.64	0.26	•	2.32	2.58	0.24	—	—	0.24	—	13.98	22.34	0.18	0.11	0.11	2.04	56,714	44
05-31-23	12.38	0.23	•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2060 Fund Class A
05-31-24	10.74	0.18	•	2.16	2.34	0.17	—	—	0.17	—	12.91	21.88	0.64	0.50	0.50	1.53	4,521	42
05-31-23	11.60	0.14	•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
Class I
05-31-24	10.80	0.24	•	2.15	2.39	0.22	—	—	0.22	—	12.97	22.32	0.24	0.10	0.10	2.00	2,158	42
05-31-23	11.66	0.11	•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
Class R
05-31-24	10.68	0.26	•	2.04	2.30	0.21	—	—	0.21	—	12.77	21.65	0.89	0.75	0.75	2.11	2,219	42
05-31-23	11.57	0.12	•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
Class R6
05-31-24	10.81	0.24	•	2.17	2.41	0.23	—	—	0.23	—	12.99	22.43	0.18	0.10	0.10	2.04	36,216	42
05-31-23	11.67	0.20	•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
Voya Target Retirement 2065 Fund Class A
05-31-24	9.55	0.18	•	1.94	2.12	0.17	—	—	0.17	—	11.50	22.37	0.45	0.37	0.37	1.74	1,813	61
05-31-23	10.09	0.14	•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(5)-
05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
05-31-24	9.57	0.18	•	1.96	2.14	0.19	—	—	0.19	—	11.52	22.57	0.20	0.12	0.12	1.72	336	61
05-31-23	10.11	0.14	•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(5)-
05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
05-31-24	9.50	0.13	•	1.95	2.08	0.16	—	—	0.16	—	11.42	21.98	0.70	0.62	0.62	1.23	129	61
05-31-23	10.06	0.12	•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(5)-
05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
05-31-24	9.57	0.21	•	1.94	2.15	0.20	—	—	0.20	—	11.52	22.60	0.18	0.10	0.10	2.01	12,408	61
05-31-23	10.11	0.17	•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(5)-
05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$35,849,217	$40,220,439
Retirement 2025	51,011,736	56,882,306
Retirement 2030	65,902,593	60,695,908
Retirement 2035	83,391,750	65,327,056
Retirement 2040	57,767,512	46,334,642
Retirement 2045	65,722,425	48,962,202
Retirement 2050	42,997,567	30,435,231
Retirement 2055	45,620,346	29,134,726
Retirement 2060	25,525,880	15,823,727
Retirement 2065	10,664,067	7,070,171

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
(continued)

assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pay the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2024, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$296
Retirement 2025	573
Retirement 2030	2,519
Retirement 2035	2,374
Retirement 2040	1,650
Retirement 2045	1,870
Retirement 2050	1,573
Retirement 2055	1,275
Retirement 2060	883
Retirement 2065	216
Class A
Contingent Deferred Sales Charges:
In-Retirement	$9,698
Retirement 2025	9,252
Retirement 2030	11,521
Retirement 2035	8,825
Retirement 2040	10,978
Retirement 2045	11,328
Retirement 2050	8,906
Retirement 2055	7,207
Retirement 2060	11,123
Retirement 2065	115

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	31.51%
	Retirement 2025	21.62
	Retirement 2030	21.60
	Retirement 2035	18.28
	Retirement 2040	16.19
	Retirement 2045	21.71
	Retirement 2050	22.54
	Retirement 2055	20.97
	Retirement 2060	21.75
	Retirement 2065	9.42
Voya Investment Management Co. LLC	Retirement 2065	40.67
Voya Retirement Insurance and Annuity Company	In-Retirement	45.92
	Retirement 2025	48.15
	Retirement 2030	45.72
	Retirement 2035	49.97
	Retirement 2040	51.12
	Retirement 2045	48.58
	Retirement 2050	45.68
	Retirement 2055	46.63
	Retirement 2060	52.18
	Retirement 2065	36.22

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

The Expense Limitation Agreement is contractual through October 1, 2024, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Pursuant to side letter agreements through October 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund(1)(2)	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2024, the Funds did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended May 31, 2024 :

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 8 — LINE OF CREDIT (continued)

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
In-Retirement	7	$1,104,571	6.33%
Retirement 2025	5	1,432,000	6.33
Retirement 2030	5	4,690,000	6.33
Retirement 2035	5	5,064,000	6.33
Retirement 2040	6	3,508,667	6.33
Retirement 2045	5	4,336,000	6.33
Retirement 2050	5	3,199,000	6.33
Retirement 2055	5	3,030,000	6.33
Retirement 2060	5	1,911,000	6.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2024	214,845	—	8,050	(914,252)	—	(691,357)	2,154,341	—	81,300	(9,027,914)	—	(6,792,273)
5/31/2023	292,934	—	26,514	(169,975)	—	149,473	2,842,611	—	247,109	(1,643,484)	—	1,446,236
Class I
5/31/2024	480,220	—	18,537	(295,911)	—	202,846	4,680,105	—	187,219	(2,996,450)	—	1,870,874
5/31/2023	4,107	—	5,691	(15,947)	—	(6,149)	39,753	—	53,209	(152,231)	—	(59,269)
Class R
5/31/2024	118,346	—	2,992	(7,548)	—	113,790	1,180,176	—	29,920	(76,277)	—	1,133,819
5/31/2023	1,735	—	68	(596)	—	1,207	16,715	—	638	(5,722)	—	11,631
Class R6
5/31/2024	991,490	—	134,991	(1,190,692)	—	(64,211)	9,859,622	—	1,363,411	(11,924,954)	—	(701,921)
5/31/2023	1,483,281	—	136,341	(944,122)	—	675,500	14,485,461	—	1,274,785	(9,187,465)	—	6,572,781
Retirement 2025
Class A
5/31/2024	165,159	—	16,303	(1,059,060)	—	(877,598)	1,866,697	—	188,631	(11,920,088)	—	(9,864,760)
5/31/2023	503,193	—	48,935	(143,549)	—	408,579	5,493,303	—	507,947	(1,548,818)	—	4,452,432
Class I
5/31/2024	636,942	—	15,584	(246,775)	—	405,751	7,103,935	—	181,399	(2,887,797)	—	4,397,537
5/31/2023	47,936	—	1,594	(11,769)	—	37,761	507,963	—	16,660	(124,821)	—	399,802
Class R
5/31/2024	356,241	—	9,388	(46,373)	—	319,256	4,022,009	—	107,871	(541,185)	—	3,588,695
5/31/2023	6,829	—	1,633	(8,336)	—	126	75,308	—	16,916	(91,262)	—	962
Class R6
5/31/2024	1,526,427	—	164,670	(2,039,174)	—	(348,077)	17,462,047	—	1,915,107	(23,601,064)	—	(4,223,910)
5/31/2023	2,146,701	—	241,249	(1,145,165)	—	1,242,785	23,473,493	—	2,518,638	(12,582,966)	—	13,409,165
Retirement 2030
Class A
5/31/2024	323,326	—	19,779	(1,295,242)	—	(952,137)	3,824,915	—	240,507	(15,326,980)	—	(11,261,558)
5/31/2023	794,758	—	57,058	(157,205)	—	694,611	9,021,833	—	612,806	(1,775,438)	—	7,859,201
Class I
5/31/2024	985,560	—	23,660	(154,543)	—	854,677	11,528,968	—	289,362	(1,893,771)	—	9,924,559
5/31/2023	24,393	—	4,531	(45,729)	—	(16,805)	273,406	—	48,980	(556,988)	—	(234,602)
Class R
5/31/2024	453,378	—	10,554	(14,519)	—	449,413	5,350,956	—	126,864	(171,195)	—	5,306,625
5/31/2023	10,488	—	874	(4,008)	—	7,354	123,103	—	9,321	(44,636)	—	87,788
Class R6
5/31/2024	1,591,976	—	184,956	(1,682,507)	—	94,425	19,074,132	—	2,260,165	(20,270,373)	—	1,063,924

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2030 (continued)
Class R6
5/31/2023	2,842,466	—	350,761	(1,555,105)	—	1,638,122	32,421,044	—	3,788,217	(17,905,350)	—	18,303,911
Retirement 2035
Class A
5/31/2024	327,334	—	17,588	(910,907)	—	(565,985)	3,988,405	—	215,980	(10,857,904)	—	(6,653,519)
5/31/2023	649,084	—	57,287	(102,571)	—	603,800	7,341,248	—	610,106	(1,161,458)	—	6,789,896
Class I
5/31/2024	1,081,679	—	23,712	(133,226)	—	972,165	12,722,281	—	293,559	(1,640,429)	—	11,375,411
5/31/2023	90,964	—	5,459	(13,504)	—	82,919	991,661	—	58,635	(147,567)	—	902,729
Class R
5/31/2024	363,057	—	7,881	(22,057)	—	348,881	4,343,688	—	95,995	(262,325)	—	4,177,358
5/31/2023	31,199	—	4,707	(1,430)	—	34,476	357,090	—	49,893	(15,748)	—	391,235
Class R6
5/31/2024	2,576,975	—	187,263	(1,990,381)	—	773,857	31,115,485	—	2,312,698	(24,513,035)	—	8,915,148
5/31/2023	2,681,796	—	384,144	(1,621,327)	—	1,444,613	30,748,947	—	4,114,183	(18,537,738)	—	16,325,392
Retirement 2040
Class A
5/31/2024	179,653	—	9,928	(1,072,042)	—	(882,461)	2,292,846	—	131,043	(13,612,323)	—	(11,188,434)
5/31/2023	505,744	—	56,902	(51,851)	—	510,795	6,059,804	—	640,720	(613,801)	—	6,086,723
Class I
5/31/2024	904,116	—	16,780	(165,692)	—	755,204	11,373,334	—	222,666	(2,187,786)	—	9,408,214
5/31/2023	24,381	—	1,713	(456)	—	25,638	287,354	—	19,404	(5,506)	—	301,252
Class R
5/31/2024	389,678	—	8,344	(12,204)	—	385,818	4,958,324	—	108,804	(163,523)	—	4,903,605
5/31/2023	56,750	—	2,927	(3,926)	—	55,751	708,321	—	32,750	(48,518)	—	692,553
Class R6
5/31/2024	1,624,262	—	120,843	(1,122,583)	—	622,522	21,087,341	—	1,603,592	(14,648,723)	—	8,042,210
5/31/2023	1,993,121	—	269,673	(1,202,433)	—	1,060,361	23,915,739	—	3,055,402	(14,505,998)	—	12,465,143
Retirement 2045
Class A
5/31/2024	234,126	—	8,824	(794,389)	—	(551,439)	2,973,756	—	116,031	(10,057,576)	—	(6,967,789)
5/31/2023	546,102	—	37,191	(101,819)	—	481,474	6,495,572	—	413,561	(1,169,509)	—	5,739,624
Class I
5/31/2024	953,244	—	17,288	(235,496)	—	735,036	11,840,862	—	228,547	(3,125,129)	—	8,944,280
5/31/2023	57,681	—	1,370	(8,652)	—	50,399	668,754	—	15,340	(101,057)	—	583,037
Class R
5/31/2024	246,822	—	4,609	(11,535)	—	239,896	3,129,834	—	60,010	(153,294)	—	3,036,550
5/31/2023	18,778	—	839	(1,931)	—	17,686	229,411	—	9,309	(21,861)	—	216,859
Class R6
5/31/2024	2,021,408	—	136,005	(1,243,082)	—	914,331	26,191,705	—	1,799,341	(16,559,964)	—	11,431,082
5/31/2023	2,259,935	—	301,883	(1,383,904)	—	1,177,914	26,949,656	—	3,381,087	(16,584,391)	—	13,746,352
Retirement 2050
Class A
5/31/2024	168,323	—	5,136	(672,200)	—	(498,741)	2,133,070	—	67,797	(8,470,736)	—	(6,269,869)
5/31/2023	346,580	—	37,679	(110,294)	—	273,965	4,112,132	—	418,231	(1,321,296)	—	3,209,067
Class I
5/31/2024	685,612	—	11,909	(125,830)	—	571,691	8,536,698	—	157,913	(1,616,199)	—	7,078,412
5/31/2023	55,676	—	2,142	(9,747)	—	48,071	651,454	—	23,953	(116,883)	—	558,524
Class R
5/31/2024	317,659	—	6,130	(22,664)	—	301,125	4,014,972	—	79,994	(298,801)	—	3,796,165
5/31/2023	58,505	—	3,375	(12,395)	—	49,485	720,892	—	37,328	(143,501)	—	614,719
Class R6
5/31/2024	1,270,551	—	86,713	(749,793)	—	607,471	16,505,291	—	1,149,815	(9,916,587)	—	7,738,519
5/31/2023	1,662,854	—	218,111	(996,731)	—	884,234	19,639,552	—	2,438,477	(11,910,980)	—	10,167,049
Retirement 2055
Class A
5/31/2024	176,143	—	6,365	(473,237)	—	(290,729)	2,180,531	—	82,102	(5,854,827)	—	(3,592,194)
5/31/2023	423,417	—	23,185	(52,038)	—	394,564	4,899,092	—	251,557	(601,078)	—	4,549,571
Class I
5/31/2024	863,072	—	14,093	(219,591)	—	657,574	10,538,127	—	182,933	(2,889,772)	—	7,831,288
5/31/2023	31,207	—	1,755	(1,542)	—	31,420	355,480	—	19,176	(17,995)	—	356,661
Class R

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2055 (continued)
Class R
5/31/2024	194,305	—	3,163	(8,949)	—	188,519	2,414,073	—	40,164	(112,559)	—	2,341,678
5/31/2023	41,045	—	1,611	(10,729)	—	31,927	485,360	—	17,300	(120,812)	—	381,848
Class R6
5/31/2024	1,365,861	—	74,647	(650,337)	—	790,171	17,297,984	—	968,167	(8,481,762)	—	9,784,389
5/31/2023	1,529,497	—	169,114	(912,933)	—	785,678	17,593,685	—	1,846,726	(10,660,935)	—	8,779,476
Retirement 2060
Class A
5/31/2024	237,109	—	5,461	(459,585)	—	(217,015)	2,739,367	—	65,536	(5,327,485)	—	(2,522,582)
5/31/2023	248,049	—	29,468	(52,417)	—	225,100	2,672,254	—	297,329	(562,632)	—	2,406,951
Class I
5/31/2024	186,649	—	2,621	(46,227)	—	143,043	2,166,186	—	31,533	(556,031)	—	1,641,688
5/31/2023	20,191	—	352	(1,661)	—	18,882	212,754	—	3,569	(18,097)	—	198,226
Class R
5/31/2024	159,402	—	2,595	(5,289)	—	156,708	1,846,859	—	30,834	(64,995)	—	1,812,698
5/31/2023	22,771	—	1,095	(7,627)	—	16,239	254,727	—	10,999	(80,642)	—	185,084
Class R6
5/31/2024	1,042,070	—	47,964	(353,921)	—	736,113	12,323,090	—	577,965	(4,216,053)	—	8,685,002
5/31/2023	1,088,820	—	124,485	(616,677)	—	596,628	11,767,023	—	1,262,281	(6,785,516)	—	6,243,788
Retirement 2065
Class A
5/31/2024	17,353	—	2,398	(7,173)	—	12,578	181,844	—	25,587	(74,244)	—	133,187
5/31/2023	15,209	—	6,480	(4)	—	21,685	145,812	—	58,125	(42)	—	203,895
Class I
5/31/2024	18,909	—	265	(1,935)	—	17,239	209,488	—	2,832	(20,570)	—	191,750
5/31/2023	5,842	—	380	(1,259)	—	4,963	54,747	—	3,410	(11,860)	—	46,297
Class R
5/31/2024	8,221	—	89	(1,772)	—	6,538	88,532	—	948	(19,275)	—	70,205
5/31/2023	4,385	—	170	(784)	—	3,771	41,749	—	1,519	(7,411)	—	35,857
Class R6
5/31/2024	453,948	—	17,699	(167,829)	—	303,818	4,778,036	—	189,022	(1,773,585)	—	3,193,473
5/31/2023	350,343	—	33,099	(115,654)	—	267,788	3,327,375	—	296,895	(1,108,086)	—	2,516,184

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
In-Retirement	$1,661,850	$—	$1,229,363	$346,378
Retirement 2025	2,393,008	—	1,605,463	1,454,698
Retirement 2030	2,916,898	—	1,725,840	2,733,484
Retirement 2035	2,918,232	—	1,611,732	3,221,085
Retirement 2040	2,066,105	—	1,202,991	2,545,285
Retirement 2045	2,203,929	—	1,241,610	2,577,687
Retirement 2050	1,455,519	—	871,327	2,046,662
Retirement 2055	1,277,280	—	704,925	1,429,834
Retirement 2060	705,891	—	410,886	1,163,292
Retirement 2065	218,416	—	122,596	237,353

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
In-Retirement	$474,217	$1,058,628	$(732,609)	Short-term	$(3,445,085)
			(4,245,321)	Long-term
			$(4,977,930)
Retirement 2025	589,648	3,556,404	(1,147,112)	Short-term	(334,503)
			(3,333,443)	Long-term
			$(4,480,555)
Retirement 2030	680,615	7,510,813	(1,401,766)	Short-term	2,377,696
			(4,411,966)	Long-term
			$(5,813,732)
Retirement 2035	596,278	10,458,125	(891,787)	Short-term	6,253,122
			(3,909,494)	Long-term
			$(4,801,281)
Retirement 2040	318,774	10,335,648	(904,805)	Short-term	6,649,219
			(3,100,398)	Long-term
			$(4,005,203)
Retirement 2045	246,654	12,754,058	(808,099)	Short-term	10,073,823
			(2,118,790)	Long-term
			$(2,926,889)
Retirement 2050	119,333	10,197,567	(420,968)	Short-term	7,150,173
			(2,745,759)	Long-term
			$(3,166,727)
Retirement 2055	88,864	9,044,699	(54,630)	Short-term	7,696,411
			(1,382,522)	Long-term
			$(1,437,152)
Retirement 2060	52,721	5,221,053	(56,386)	Short-term	4,166,367
			(1,051,021)	Long-term
			$(1,107,407)
Retirement 2065	15,347	1,678,344	(10,840)	Short-term	1,580,684
			(102,167)	Long-term
			$(113,007)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments,

financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Expense Limit Change: The Board approved the expiration of the Side Letter Expense Limit Agreement effective October 1, 2024, for In-Retirement, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement 2060 and Retirement 2065. Effective October 1, 2024, expense limits will revert to the existing Standard Expense Limit Agreement.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 49.5%
31,919	iShares Core S&P Mid-Cap ETF	$1,904,926	3.9
73,908	iShares Core U.S. Aggregate Bond ETF	7,133,600	14.6
92,354	Schwab U.S. TIPS ETF	4,795,020	9.8
81,750	SPDR Portfolio High Yield Bond ETF	1,901,505	3.9
54,037	Vanguard FTSE Developed Markets ETF	2,740,757	5.6
11,658	Vanguard FTSE Emerging Markets ETF	502,227	1.0
16,265	Vanguard Long-Term Treasury ETF	926,129	1.9
31,175	Vanguard Short-Term Bond ETF	2,382,393	4.9
24,775	Vanguard Short-Term Corporate Bond ETF	1,910,896	3.9

	Total Exchange-Traded Funds (Cost $23,985,407)	24,197,453	49.5

MUTUAL FUNDS: 50.4%
	Affiliated Investment Companies: 31.4%
203,241	Voya Global Bond Fund - Class R6	1,449,111	2.9
1,447,348	Voya Intermediate Bond Fund - Class R6	12,403,776	25.4
98,265	Voya Multi-Manager International Equity Fund - Class I	1,035,716	2.1
45,633	Voya VACS Series EME Fund	502,872	1.0
		15,391,475	31.4

	Unaffiliated Investment Companies: 19.0%
160,249	Nuveen S&P 500 Index Fund - Class R6	9,281,607	19.0

	Total Mutual Funds (Cost $22,898,796)	24,673,082	50.4
	Total Long-Term Investments (Cost $46,884,203)	48,870,535	99.9
	Total Investments in Securities (Cost $46,884,203)	$48,870,535	99.9
	Assets in Excess of Other Liabilities	28,240	0.1
	Net Assets	$48,898,775	100.0

See Accompanying Notes to Financial Statements

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,197,453	$—	$—	$24,197,453
Mutual Funds	24,673,082	—	—	24,673,082
Total Investments, at fair value	$48,870,535	$—	$—	$48,870,535

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,516,675	$548,494	$(606,299)	$(9,759)	$1,449,111	$70,337	$(20,339)	$—
Voya Intermediate Bond Fund - Class R6	12,620,315	15,153,144	(15,511,634)	141,951	12,403,776	585,094	(359,473)	—
Voya Multi-Manager International Equity Fund - Class I	—	1,048,887	(10,190)	(2,981)	1,035,716	—	(3)	—
Voya Multi-Manager International Factors Fund - Class I	990,811	1,505,165	(2,484,620)	(11,356)	—	40,853	128,029	—
Voya VACS Series EME Fund	—	873,056	(406,049)	35,865	502,872	6,768	7,223	2,157
	$15,127,801	$19,128,746	$(19,018,792)	$153,720	$15,391,475	$703,052	$(244,563)	$2,157

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,811,907.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,463,335
Gross Unrealized Depreciation	(1,404,707)
Net Unrealized Appreciation	$1,058,628

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 42.6%
68,017	iShares Core S&P Mid-Cap ETF	$4,059,255	5.0
13,136	iShares Core S&P Small-Cap ETF	1,440,362	1.8
103,731	iShares Core U.S. Aggregate Bond ETF	10,012,116	12.2
106,963	Schwab U.S. TIPS ETF	5,553,519	6.8
79,252	SPDR Portfolio High Yield Bond ETF	1,843,402	2.2
131,542	Vanguard FTSE Developed Markets ETF	6,671,810	8.1
19,581	Vanguard FTSE Emerging Markets ETF	843,550	1.0
28,309	Vanguard Long-Term Treasury ETF	1,611,914	2.0
5,357	Vanguard Short-Term Bond ETF	409,382	0.5
32,038	Vanguard Short-Term Corporate Bond ETF	2,471,091	3.0

	Total Exchange-Traded Funds (Cost $33,936,312)	34,916,401	42.6

MUTUAL FUNDS: 57.3%
	Affiliated Investment Companies: 29.1%
341,113	Voya Global Bond Fund - Class R6	2,432,137	3.0
2,044,875	Voya Intermediate Bond Fund - Class R6	17,524,580	21.4
289,655	Voya Multi-Manager International Equity Fund - Class I	3,052,968	3.7
73,000	Voya VACS Series EME Fund	804,458	1.0
		23,814,143	29.1

	Unaffiliated Investment Companies: 28.2%
399,741	Nuveen S&P 500 Index Fund - Class R6	23,152,990	28.2

	Total Mutual Funds (Cost $42,524,636)	46,967,133	57.3
	Total Long-Term Investments (Cost $76,460,948)	81,883,534	99.9
	Total Investments in Securities (Cost $76,460,948)	$81,883,534	99.9
	Assets in Excess of Other Liabilities	44,566	0.1
	Net Assets	$81,928,100	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,916,401	$—	$—	$34,916,401
Mutual Funds	46,967,133	—	—	46,967,133
Total Investments, at fair value	$81,883,534	$—	$—	$81,883,534

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,410,483	$994,808	$(952,379)	$(20,775)	$2,432,137	$113,723	$(24,846)	$—
Voya Intermediate Bond Fund - Class R6	16,090,217	17,617,219	(16,243,871)	61,015	17,524,580	782,267	(272,704)	—
Voya Multi-Manager International Equity Fund - Class I	1,579,117	3,704,713	(2,339,214)	108,352	3,052,968	34,524	76,017	—
Voya Multi-Manager International Factors Fund - Class I	1,579,462	2,076,864	(3,639,719)	(16,607)	—	76,060	209,737	—
Voya VACS Series EME Fund	—	1,537,223	(786,098)	53,333	804,458	12,085	13,563	3,853
	$21,659,279	$25,930,827	$(23,961,281)	$185,318	$23,814,143	$1,018,659	$1,767	$3,853

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $78,327,129.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,192,995
Gross Unrealized Depreciation	(2,636,591)
Net Unrealized Appreciation	$3,556,404

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 39.1%
120,297	iShares Core S&P Mid-Cap ETF	$7,179,325	6.0
32,536	iShares Core S&P Small-Cap ETF	3,567,572	3.0
144,648	iShares Core U.S. Aggregate Bond ETF	13,961,425	11.7
67,282	Schwab U.S. TIPS ETF	3,493,282	2.9
99,303	SPDR Portfolio High Yield Bond ETF	2,309,788	2.0
202,721	Vanguard FTSE Developed Markets ETF	10,282,009	8.6
28,301	Vanguard FTSE Emerging Markets ETF	1,219,207	1.0
40,296	Vanguard Long-Term Treasury ETF	2,294,454	1.9
30,080	Vanguard Short-Term Corporate Bond ETF	2,320,070	2.0

	Total Exchange-Traded Funds (Cost $44,381,578)	46,627,132	39.1

MUTUAL FUNDS: 60.7%
	Affiliated Investment Companies: 25.7%
2,458,688	Voya Intermediate Bond Fund - Class R6	21,070,956	17.6
802,952	Voya Multi-Manager International Equity Fund - Class I	8,463,116	7.1
107,978	Voya VACS Series EME Fund	1,189,914	1.0
		30,723,986	25.7

	Unaffiliated Investment Companies: 35.0%
720,638	Nuveen S&P 500 Index Fund - Class R6	41,739,333	35.0

	Total Mutual Funds (Cost $63,642,792)	72,463,319	60.7
	Total Long-Term Investments (Cost $108,024,370)	119,090,451	99.8
	Total Investments in Securities (Cost $108,024,370)	$119,090,451	99.8
	Assets in Excess of Other Liabilities	181,619	0.2
	Net Assets	$119,272,070	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,627,132	$—	$—	$46,627,132
Mutual Funds	72,463,319	—	—	72,463,319
Total Investments, at fair value	$119,090,451	$—	$—	$119,090,451

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$17,319,192	$17,422,378	$(13,661,572)	$(9,042)	$21,070,956	$883,706	$(335,743)	$—
Voya Multi-Manager International Equity Fund - Class I	2,999,975	7,283,989	(2,137,466)	316,618	8,463,116	63,951	84,555	—
Voya Multi-Manager International Factors Fund - Class I	4,000,844	3,003,108	(6,958,727)	(45,225)	—	187,944	592,069	—
Voya VACS Series EME Fund	—	3,102,537	(2,000,210)	87,587	1,189,914	29,954	71,816	9,547
	$24,320,011	$30,812,012	$(24,757,975)	$349,938	$30,723,986	$1,165,555	$412,697	$9,547

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $111,579,638.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,623,446
Gross Unrealized Depreciation	(4,112,633)
Net Unrealized Appreciation	$7,510,813

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 32.9%
133,876	iShares Core S&P Mid-Cap ETF	$7,989,720	6.0
36,226	iShares Core S&P Small-Cap ETF	3,972,181	2.9
119,437	iShares Core U.S. Aggregate Bond ETF	11,528,059	8.6
110,569	SPDR Portfolio High Yield Bond ETF	2,571,835	1.9
278,829	Vanguard FTSE Developed Markets ETF	14,142,207	10.6
31,512	Vanguard FTSE Emerging Markets ETF	1,357,537	1.0
44,125	Vanguard Long-Term Treasury ETF	2,512,477	1.9
	Total Exchange-Traded Funds (Cost $41,375,312)	44,074,016	32.9
MUTUAL FUNDS: 66.9%
	Affiliated Investment Companies: 24.9%
2,295,991	Voya Intermediate Bond Fund - Class R6	19,676,639	14.7
1,032,464	Voya Multi-Manager International Equity Fund - Class I	10,882,166	8.2
241,799	Voya VACS Series EME Fund	2,664,629	2.0
		33,223,434	24.9

	Unaffiliated Investment Companies: 42.0%
970,050	Nuveen S&P 500 Index Fund - Class R6	56,185,314	42.0
	Total Mutual Funds (Cost $78,267,035)	89,408,748	66.9
	Total Long-Term Investments (Cost $119,642,347)	133,482,764	99.8
	Total Investments in Securities (Cost $119,642,347)	$133,482,764	99.8
	Assets in Excess of Other Liabilities	219,367	0.2
	Net Assets	$133,702,131	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,074,016	$—	$—	$44,074,016
Mutual Funds	89,408,748	—	—	89,408,748
Total Investments, at fair value	$133,482,764	$—	$—	$133,482,764

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$13,963,922	$17,279,961	$(11,554,282)	$(12,962)	$19,676,639	$795,112	$(279,056)	$—
Voya Multi-Manager International Equity Fund - Class I	3,917,518	9,957,661	(3,432,369)	439,356	10,882,166	93,409	128,450	—
Voya Multi-Manager International Factors Fund - Class I	3,918,332	4,462,320	(8,330,981)	(49,671)	—	205,817	630,002	—
Voya VACS Series EME Fund	—	5,070,975	(2,562,225)	155,879	2,664,629	49,325	90,111	15,722
	$21,799,772	$36,770,917	$(25,879,857)	$532,602	$33,223,434	$1,143,663	$569,507	$15,722

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $123,024,639.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,148,870
Gross Unrealized Depreciation	(3,690,745)
Net Unrealized Appreciation	$10,458,125

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.8%
121,017	iShares Core S&P Mid-Cap ETF	$7,222,295	6.9
37,334	iShares Core S&P Small-Cap ETF	4,093,673	3.9
20,514	iShares Core U.S. Aggregate Bond ETF	1,980,011	1.9
85,461	SPDR Portfolio High Yield Bond ETF	1,987,823	1.9
277,087	Vanguard FTSE Developed Markets ETF	14,053,853	13.3
24,356	Vanguard FTSE Emerging Markets ETF	1,049,256	1.0
35,494	Vanguard Long-Term Treasury ETF	2,021,028	1.9
	Total Exchange-Traded Funds (Cost $29,565,404)	32,407,939	30.8
MUTUAL FUNDS: 69.2%
	Affiliated Investment Companies: 22.2%
1,341,540	Voya Intermediate Bond Fund - Class R6	11,496,995	10.9
826,403	Voya Multi-Manager International Equity Fund - Class I	8,710,289	8.3
284,715	Voya VACS Series EME Fund	3,137,563	3.0
		23,344,847	22.2

	Unaffiliated Investment Companies: 47.0%
853,569	Nuveen S&P 500 Index Fund - Class R6	49,438,692	47.0
	Total Mutual Funds (Cost $62,439,375)	72,783,539	69.2
	Total Long-Term Investments (Cost $92,004,779)	105,191,478	100.0
	Total Investments in Securities (Cost $92,004,779)	$105,191,478	100.0
	Assets in Excess of Other Liabilities	40,707	0.0
	Net Assets	$105,232,185	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,407,939	$—	$—	$32,407,939
Mutual Funds	72,783,539	—	—	72,783,539
Total Investments, at fair value	$105,191,478	$—	$—	$105,191,478

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$7,188,428	$8,801,195	$(4,484,240)	$(8,388)	$11,496,995	$444,808	$(97,168)	$—
Voya Multi-Manager International Equity Fund - Class I	3,140,759	8,112,059	(2,900,113)	357,584	8,710,289	70,644	75,114	—
Voya Multi-Manager International Factors Fund - Class I	3,141,405	3,736,099	(6,843,695)	(33,809)	—	155,642	475,566	—
Voya VACS Series EME Fund	—	3,973,414	(1,034,663)	198,812	3,137,563	37,211	8,581	11,860
	$13,470,592	$24,622,767	$(15,262,711)	$514,199	$23,344,847	$708,305	$462,093	$11,860

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $94,855,830.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,260,426
Gross Unrealized Depreciation	(2,924,778)
Net Unrealized Appreciation	$10,335,648

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.9%
132,792	iShares Core S&P Mid-Cap ETF	$7,925,027	6.9
40,820	iShares Core S&P Small-Cap ETF	4,475,913	3.9
93,406	SPDR Portfolio High Yield Bond ETF	2,172,624	1.9
349,441	Vanguard FTSE Developed Markets ETF	17,723,647	15.3
53,278	Vanguard FTSE Emerging Markets ETF	2,295,216	2.0
38,615	Vanguard Long-Term Treasury ETF	2,198,738	1.9
	Total Exchange-Traded Funds (Cost $33,150,713)	36,791,165	31.9
MUTUAL FUNDS: 68.1%
	Affiliated Investment Companies: 17.3%
804,086	Voya Intermediate Bond Fund - Class R6	6,891,020	6.0
911,385	Voya Multi-Manager International Equity Fund - Class I	9,605,996	8.3
313,865	Voya VACS Series EME Fund	3,458,792	3.0
		19,955,808	17.3

	Unaffiliated Investment Companies: 50.8%
1,014,664	Nuveen S&P 500 Index Fund - Class R6	58,769,328	50.8
	Total Mutual Funds (Cost $66,796,080)	78,725,136	68.1
	Total Long-Term Investments (Cost $99,946,793)	115,516,301	100.0
	Total Investments in Securities (Cost $99,946,793)	$115,516,301	100.0
	Assets in Excess of Other Liabilities	41,834	0.0
	Net Assets	$115,558,135	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,791,165	$—	$—	$36,791,165
Mutual Funds	78,725,136	—	—	78,725,136
Total Investments, at fair value	$115,516,301	$—	$—	$115,516,301

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$4,106,360	$5,823,437	$(3,049,344)	$10,567	$6,891,020	$262,271	$(80,483)	$—
Voya Multi-Manager International Equity Fund - Class I	3,226,492	9,692,742	(3,695,023)	381,785	9,605,996	79,798	83,905	—
Voya Multi-Manager International Factors Fund - Class I	3,227,193	4,739,722	(7,941,453)	(25,462)	—	175,807	508,860	—
Voya VACS Series EME Fund	—	4,623,408	(1,375,807)	211,191	3,458,792	41,748	18,086	13,307
	$10,560,045	$24,879,309	$(16,061,627)	$578,081	$19,955,808	$559,624	$530,368	$13,307

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $102,762,243.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$15,608,940
Gross Unrealized Depreciation	(2,854,882)
Net Unrealized Appreciation	$12,754,058

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.2%
111,909	iShares Core S&P Mid-Cap ETF	$6,678,729	7.9
30,155	iShares Core S&P Small-Cap ETF	3,306,496	3.9
256,963	Vanguard FTSE Developed Markets ETF	13,033,163	15.4
39,346	Vanguard FTSE Emerging Markets ETF	1,695,026	2.0
28,501	Vanguard Long-Term Treasury ETF	1,622,847	2.0
	Total Exchange-Traded Funds (Cost $23,517,257)	26,336,261	31.2
MUTUAL FUNDS: 68.8%
	Affiliated Investment Companies: 16.1%
487,907	Voya Intermediate Bond Fund - Class R6	4,181,362	4.9
654,295	Voya Multi-Manager International Equity Fund - Class I	6,896,270	8.2
227,784	Voya VACS Series EME Fund	2,510,177	3.0
		13,587,809	16.1

	Unaffiliated Investment Companies: 52.7%
769,476	Nuveen S&P 500 Index Fund - Class R6	44,568,050	52.7
	Total Mutual Funds (Cost $48,710,165)	58,155,859	68.8
	Total Long-Term Investments (Cost $72,227,422)	84,492,120	100.0
	Total Investments in Securities (Cost $72,227,422)	$84,492,120	100.0
	Assets in Excess of Other Liabilities	31,134	0.0
	Net Assets	$84,523,254	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,336,261	$—	$—	$26,336,261
Mutual Funds	58,155,859	—	—	58,155,859
Total Investments, at fair value	$84,492,120	$—	$—	$84,492,120

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,387,682	$3,075,334	$(1,277,819)	$(3,835)	$4,181,362	$153,742	$(38,261)	$—
Voya Multi-Manager International Equity Fund - Class I	2,352,159	6,240,929	(1,981,311)	284,493	6,896,270	56,184	50,362	—
Voya Multi-Manager International Factors Fund - Class I	2,940,762	3,348,503	(6,277,988)	(11,277)	—	154,708	400,977	—
Voya VACS Series EME Fund	—	3,185,310	(831,896)	156,763	2,510,177	29,481	5,302	9,397
	$7,680,603	$15,850,076	$(10,369,014)	$426,144	$13,587,809	$394,115	$418,380	$9,397

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $74,294,554.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,300,369
Gross Unrealized Depreciation	(2,102,802)
Net Unrealized Appreciation	$10,197,567

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.5%
99,201	iShares Core S&P Mid-Cap ETF	$5,920,316	7.8
26,662	iShares Core S&P Small-Cap ETF	2,923,488	3.8
227,333	Vanguard FTSE Developed Markets ETF	11,530,330	15.1
34,800	Vanguard FTSE Emerging Markets ETF	1,499,184	2.0
24,367	Vanguard Long-Term Treasury ETF	1,387,457	1.8

	Total Exchange-Traded Funds
	(Cost $20,805,117)	23,260,775	30.5

MUTUAL FUNDS: 69.4%
	Affiliated Investment Companies: 15.4%
349,412	Voya Intermediate Bond Fund - Class R6	2,994,459	3.9
610,396	Voya Multi-Manager International Equity Fund - Class I	6,433,570	8.5
208,119	Voya VACS Series EME Fund	2,293,474	3.0
		11,721,503	15.4

	Unaffiliated Investment Companies: 54.0%
709,755	Nuveen S&P 500 Index Fund - Class R6	41,109,007	54.0

	Total Mutual Funds
	(Cost $44,634,619)	52,830,510	69.4
	Total Long-Term Investments
	(Cost $65,439,736)	76,091,285	99.9
	Total Investments in Securities
	(Cost $65,439,736)	$76,091,285	99.9
	Assets in Excess of Other Liabilities	78,207	0.1
	Net Assets	$76,169,492	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2055 Fund	as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,260,775	$—	$—	$23,260,775
Mutual Funds	52,830,510	—	—	52,830,510
Total Investments, at fair value	$76,091,285	$—	$—	$76,091,285

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,937,441	$2,689,000	$(1,647,963)	$15,981	$2,994,459	$116,858	$(78,502)	$—
Voya Multi-Manager International
Equity Fund - Class I	2,139,814	6,468,790	(2,453,037)	278,003	6,433,570	56,261	52,310	—
Voya Multi-Manager International
Factors Fund - Class I	2,378,123	3,414,563	(5,776,918)	(15,768)	—	137,711	372,433	—
Voya VACS Series EME Fund	—	3,729,860	(1,572,475)	136,089	2,293,474	35,029	38,809	11,165
	$6,455,378	$16,302,213	$(11,450,393)	$414,305	$11,721,503	$345,859	$385,050	$11,165

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $67,046,587.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,661,369
Gross Unrealized Depreciation	(1,616,670)
Net Unrealized Appreciation	$9,044,699

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 29.5%
56,966	iShares Core S&P Mid-Cap ETF	$3,399,731	7.5
15,263	iShares Core S&P Small-Cap ETF	1,673,588	3.7
130,066	Vanguard FTSE Developed Markets ETF	6,596,948	14.6
19,915	Vanguard FTSE Emerging Markets ETF	857,938	1.9
13,944	Vanguard Long-Term Treasury ETF	793,971	1.8

	Total Exchange-Traded Funds (Cost $11,887,424)	13,322,176	29.5

MUTUAL FUNDS: 70.4%
	Affiliated Investment Companies: 16.0%
210,833	Voya Intermediate Bond Fund - Class R6	1,806,841	4.0
383,265	Voya Multi-Manager International Equity Fund - Class I	4,039,616	8.9
126,086	Voya VACS Series EME Fund	1,389,465	3.1
		7,235,922	16.0

	Unaffiliated Investment Companies: 54.4%
423,447	Nuveen S&P 500 Index Fund - Class R6	24,526,028	54.4

	Total Mutual Funds
	(Cost $26,947,022)	31,761,950	70.4
	Total Long-Term Investments
	(Cost $38,834,446)	45,084,126	99.9
	Total Investments in Securities
	(Cost $38,834,446)	$45,084,126	99.9
	Assets in Excess of Other Liabilities	30,372	0.1
	Net Assets	$45,114,498	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2060 Fund	as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,322,176	$—	$—	$13,322,176
Mutual Funds	31,761,950	—	—	31,761,950
Total Investments, at fair value	$45,084,126	$—	$—	$45,084,126

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$873,227	$1,443,640	$(514,667)	$4,641	$1,806,841	$60,715	$(21,628)	$—
Voya Multi-Manager International
Equity Fund - Class I	1,430,382	3,719,884	(1,268,354)	157,704	4,039,616	34,689	41,562	—
Voya Multi-Manager International
Factors Fund - Class I	1,716,748	1,872,927	(3,571,072)	(18,603)	—	91,712	245,909	—
Voya VACS Series EME Fund	—	2,198,697	(890,333)	81,101	1,389,465	19,461	12,624	6,203
	$4,020,357	$9,235,148	$(6,244,426)	$224,843	$7,235,922	$206,577	$278,467	$6,203

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,863,074.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,259,436
Gross Unrealized Depreciation	(1,038,383)
Net Unrealized Appreciation	$5,221,053

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of May 31, 2024

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.3%
18,380	iShares Core S&P Mid-Cap ETF	$1,096,918	7.5
4,939	iShares Core S&P Small-Cap ETF	541,561	3.7
44,805	Vanguard FTSE Developed Markets ETF	2,272,510	15.5
6,445	Vanguard FTSE Emerging Markets ETF	277,651	1.9
4,512	Vanguard Long-Term Treasury ETF	256,913	1.7

	Total Exchange-Traded Funds (Cost $3,944,495)	4,445,553	30.3

MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 15.2%
52,055	Voya Intermediate Bond Fund - Class R6	446,109	3.0
126,636	Voya Multi-Manager International Equity Fund - Class I	1,334,744	9.1
41,069	Voya VACS Series EME Fund	452,582	3.1
		2,233,435	15.2

	Unaffiliated Investment Companies: 54.4%
137,876	Nuveen S&P 500 Index Fund - Class R6	7,985,802	54.4

	Total Mutual Funds
	(Cost $8,723,150)	10,219,237	69.6
	Total Long-Term Investments
	(Cost $12,667,645)	14,664,790	99.9
	Total Investments in Securities
	(Cost $12,667,645)	$14,664,790	99.9
	Assets in Excess of Other Liabilities	21,957	0.1
	Net Assets	$14,686,747	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,445,553	$—	$—	$4,445,553
Mutual Funds	10,219,237	—	—	10,219,237
Total Investments, at fair value	$14,664,790	$—	$—	$14,664,790

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$271,404	$378,675	$(207,118)	$3,148	$446,109	$15,304	$(12,467)	$2
Voya Multi-Manager International
Equity Fund - Class I	443,520	1,444,025	(615,052)	62,251	1,334,744	10,591	4,776	—
Voya Multi-Manager International
Factors Fund - Class I	532,402	1,015,095	(1,540,270)	(7,227)	—	27,985	85,128	—
Voya VACS Series EME Fund	—	793,969	(376,557)	35,170	452,582	5,887	(2,890)	1,876
	$1,247,326	$3,631,764	$(2,738,997)	$93,342	$2,233,435	$59,767	$74,547	$1,878

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $12,986,446.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,998,453
Gross Unrealized Depreciation	(320,109)
Net Unrealized Appreciation	$1,678,344

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2024 were as follows:

Fund Name	Type	Per Share
		Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2405
Class I	NII	$0.3122
Class R	NII	$0.3022
Class R6	NII	$0.3166
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2025 Fund
Class A	NII	$0.2666
Class I	NII	$0.3068
Class R	NII	$0.2972
Class R6	NII	$0.3159
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2030 Fund
Class A	NII	$0.2607
Class I	NII	$0.3042
Class R	NII	$0.2955
Class R6	NII	$0.3100
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2035 Fund
Class A	NII	$0.2324
Class I	NII	$0.2773
Class R	NII	$0.2553
Class R6	NII	$0.2804
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2040 Fund
Class A	NII	$0.2158
Class I	NII	$0.2816
Class R	NII	$0.2665
Class R6	NII	$0.2864
All Classes	STCG	$-
All Classes	LTCG	$-
Fund Name	Type	Per Share
		Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.2053
Class I	NII	$0.2668
Class R	NII	$0.2531
Class R6	NII	$0.2689
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2050 Fund
Class A	NII	$0.1762
Class I	NII	$0.2498
Class R	NII	$0.2312
Class R6	NII	$0.2536
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2055 Fund
Class A	NII	$0.1816
Class I	NII	$0.2370
Class R	NII	$0.2187
Class R6	NII	$0.2419
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2060 Fund
Class A	NII	$0.1675
Class I	NII	$0.2227
Class R	NII	$0.2067
Class R6	NII	$0.2271
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2065 Fund
Class A	NII	$0.1726
Class I	NII	$0.1941
Class R	NII	$0.1562
Class R6	NII	$0.1969
All Classes	STCG	$-
All Classes	LTCG	$-

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	10.67%
Voya Target Retirement 2025 Fund	18.40%
Voya Target Retirement 2030 Fund	22.03%
Voya Target Retirement 2035 Fund	27.38%
Voya Target Retirement 2040 Fund	33.38%
Voya Target Retirement 2045 Fund	37.37%
Voya Target Retirement 2050 Fund	42.04%
Voya Target Retirement 2055 Fund	42.99%
Voya Target Retirement 2060 Fund	42.48%
Voya Target Retirement 2065 Fund	42.71%

TAX INFORMATION (Unaudited) (continued)

For the year ended May 31, 2024, the following are percentages of ordinary income dividends paid by the Funds (including creditable foreign taxes paid) that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	18.30%
Voya Target Retirement 2025 Fund	32.91%
Voya Target Retirement 2030 Fund	40.91%
Voya Target Retirement 2035 Fund	50.58%
Voya Target Retirement 2040 Fund	61.61%
Voya Target Retirement 2045 Fund	69.16%
Voya Target Retirement 2050 Fund	77.02%
Voya Target Retirement 2055 Fund	78.95%
Voya Target Retirement 2060 Fund	79.19%
Voya Target Retirement 2065 Fund	80.00%

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$ 2,386
Voya Target Retirement 2025 Fund	$ 6,522
Voya Target Retirement 2030 Fund	$ 11,700
Voya Target Retirement 2035 Fund	$ 12,024
Voya Target Retirement 2040 Fund	$ 11,794
Voya Target Retirement 2045 Fund	$ 12,480
Voya Target Retirement 2050 Fund	$ 9,767
Voya Target Retirement 2055 Fund	$ 8,260
Voya Target Retirement 2060 Fund	$ 4,678
Voya Target Retirement 2065 Fund	$ 1,425

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2024:

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Target In-Retirement Fund	$11,916	$0.0025	8.25%
Voya Target Retirement 2025 Fund	$33,129	$0.0049	16.58%
Voya Target Retirement 2030 Fund	$55,140	$0.0059	19.23%
Voya Target Retirement 2035 Fund	$69,360	$0.0068	26.36%
Voya Target Retirement 2040 Fund	$58,351	$0.0078	30.84%
Voya Target Retirement 2045 Fund	$72,053	$0.0089	36.13%
Voya Target Retirement 2050 Fund	$52,540	$0.0089	39.15%
Voya Target Retirement 2055 Fund	$47,262	$0.0087	39.94%
Voya Target Retirement 2060 Fund	$27,459	$0.0079	40.39%
Voya Target Retirement 2065 Fund	$8,279	$0.0065	41.07%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	167983 (0524)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 8, 2024